JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares (000)		Value ($000)

LONG POSITIONS — 100.0%
COMMON STOCKS — 61.1%
Argentina — 0.0%(a)
MercadoLibre, Inc.*	2		2,030

Australia — 0.6%
Ampol Ltd.	3		53
APA Group	12		82
Aristocrat Leisure Ltd.	6		179
ASX Ltd.	2		118
Aurizon Holdings Ltd.	19		47
AusNet Services Ltd.	19		36
Australia & New Zealand Banking Group Ltd.	29		551
BHP Group Ltd.(b)	30		970
BHP Group plc	337		10,652
BlueScope Steel Ltd.	5		67
Brambles Ltd.	15		103
Cochlear Ltd.	1		92
Coles Group Ltd.	14		157
Commonwealth Bank of Australia	18		1,213
Computershare Ltd.	6		77
Crown Resorts Ltd.*	4		32
CSL Ltd.	5		908
Dexus, REIT	11		80
Domino’s Pizza Enterprises Ltd.	1		45
Endeavour Group Ltd.	14		61
Evolution Mining Ltd.	19		47
Fortescue Metals Group Ltd.	17		244
Glencore plc*	102		530
Goodman Group, REIT	17		281
GPT Group (The), REIT	20		70
IDP Education Ltd.	2		45
Insurance Australia Group Ltd.	25		76
LendLease Corp. Ltd.	7		50
Macquarie Group Ltd.	4		469
Magellan Financial Group Ltd.(b)	1		19
Medibank Pvt Ltd.	28		62
Mirvac Group, REIT	40		75
National Australia Bank Ltd.	34		651
Newcrest Mining Ltd.	8		130
Northern Star Resources Ltd.	11		68
Orica Ltd.	4		41
Origin Energy Ltd.	18		72
Qantas Airways Ltd.*	9		32
QBE Insurance Group Ltd.	15		119
Ramsay Health Care Ltd.	2		84
REA Group Ltd.	1		56
Reece Ltd.	3		46
Rio Tinto Ltd.	4		303
Rio Tinto plc	120		8,436
Rio Tinto plc, ADR(b)	6		443
Santos Ltd.	33		168
Scentre Group, REIT	53		110
SEEK Ltd.	3		71
Sonic Healthcare Ltd.	5		125
South32 Ltd.	48		132
Stockland, REIT	24		70
Suncorp Group Ltd.	13		102
Sydney Airport*	14		83
Tabcorp Holdings Ltd.	23		80
Telstra Corp. Ltd.	43		119
Transurban Group	31		276
Treasury Wine Estates Ltd.	7		55
Vicinity Centres, REIT	39		45
Washington H Soul Pattinson & Co. Ltd.	2		43
Wesfarmers Ltd.	12		434
Westpac Banking Corp.	38		542
WiseTech Global Ltd.	1		49
Woodside Petroleum Ltd.	10		177
Woolworths Group Ltd.	13		317

			30,970

Austria — 0.1%
Erste Group Bank AG	97		4,538
Mondi plc	5		123
OMV AG	2		92
Raiffeisen Bank International AG	1		42
Verbund AG	1		74
voestalpine AG	1		39
Wienerberger AG	54		1,949

			6,857

Belgium — 0.4%
Ageas SA	2		86
Anheuser-Busch InBev SA	8		492
bpost SA*	72		530
D’ieteren Group	14		2,395
Elia Group SA/NV(b)	—	(c)	42
Etablissements Franz Colruyt NV	1		22
Groupe Bruxelles Lambert SA	1		124
KBC Group NV	179		15,584
Proximus SADP	2		32
Sofina SA	—	(c)	63
Solvay SA	1		91
UCB SA	1		129
Umicore SA(b)	2		76

			19,666

Brazil — 0.3%
Itau Unibanco Holding SA (Preference)	427		2,049
Localiza Rent a Car SA	173		1,916
Lojas Renner SA	371		1,974
Magazine Luiza SA*	642		847
NU Holdings Ltd., Class A*(b)	99		734
Porto Seguro SA	516		1,930
Suzano SA	184		2,061
XP, Inc., Class A*	61		2,048
Yara International ASA	2		89

			13,648

Canada — 0.5%
Canadian National Railway Co.	71		8,615
Fairfax Financial Holdings Ltd.	4		1,791
TC Energy Corp.	56		2,916
Toronto-Dominion Bank (The)	127		10,133

			23,455

Chile — 0.0%(a)
Antofagasta plc	4		73
Banco Santander Chile	48,048		2,382

			2,455

China — 5.7%
Advanced Micro-Fabrication Equipment, Inc., Class A*	38		715

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Aier Eye Hospital Group Co. Ltd., Class A	197	1,007
Alibaba Group Holding Ltd.*	1,210	18,961
Amoy Diagnostics Co. Ltd., Class A	23	208
Angel Yeast Co. Ltd., Class A	122	1,102
Anjoy Foods Group Co. Ltd., Class A	113	2,376
ANTA Sports Products Ltd.	112	1,685
Asymchem Laboratories Tianjin Co. Ltd., Class H*(d)	40	1,378
Bank of Ningbo Co. Ltd., Class A	294	1,818
Beijing Kingsoft Office Software, Inc., Class A	2	62
Beijing Kingsoft Office Software, Inc., Class A	20	783
Bilibili, Inc., Class Z*	26	898
BOC Hong Kong Holdings Ltd.	38	147
BOE Technology Group Co. Ltd., Class A	4,519	3,465
BTG Hotels Group Co. Ltd., Class A*	179	728
Budweiser Brewing Co. APAC Ltd.(d)	791	2,089
Chacha Food Co. Ltd., Class A	72	625
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	41	1,094
China Construction Bank Corp., Class H	10,241	7,858
China Merchants Bank Co. Ltd., Class A	526	4,090
China Merchants Bank Co. Ltd., Class H	712	5,951
China Resources Land Ltd.	392	1,895
China Vanke Co. Ltd., Class A	462	1,480
China Yangtze Power Co. Ltd., Class A	284	979
Chongqing Brewery Co. Ltd., Class A*	134	2,816
Chongqing Fuling Zhacai Group Co. Ltd., Class A	134	669
Chow Tai Fook Jewellery Group Ltd.	20	36
Contemporary Amperex Technology Co. Ltd., Class A	72	6,918
Country Garden Services Holdings Co. Ltd.	351	2,073
ENN Energy Holdings Ltd.	86	1,363
ESR Cayman Ltd.*(d)	20	69
Flat Glass Group Co. Ltd., Class H	162	650
Foshan Haitian Flavouring & Food Co. Ltd., Class A	303	4,640
Futu Holdings Ltd., ADR*(b)	1	22
Fuyao Glass Industry Group Co. Ltd., Class A	43	325
Fuyao Glass Industry Group Co. Ltd., Class H(d)	153	830
Glodon Co. Ltd., Class A	98	949
Guangdong Haid Group Co. Ltd., Class A	87	992
Guangzhou Automobile Group Co. Ltd., Class H	2,806	2,756
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	74	900
Haier Smart Home Co. Ltd., Class H	1,630	6,536
Hangzhou Tigermed Consulting Co. Ltd., Class A	74	1,224
Han’s Laser Technology Industry Group Co. Ltd., Class A	613	4,599
Hefei Meiya Optoelectronic Technology, Inc., Class A	146	772
Hongfa Technology Co. Ltd., Class A	102	1,022
Hualan Biological Engineering, Inc., Class A	189	754
Huazhu Group Ltd.*	325	1,282
Hundsun Technologies, Inc., Class A	190	1,757
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	879	5,299
Jade Bird Fire Co. Ltd., Class A	321	2,424
JD.com, Inc., Class A*	151	5,726
Jiangsu Hengli Hydraulic Co. Ltd., Class A	110	1,342
Jiangsu Hengrui Medicine Co. Ltd., Class A	174	1,122
Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	116	244
Joinn Laboratories China Co. Ltd., Class A	13	192
Joinn Laboratories China Co. Ltd., Class H(d)	22	165
Kangji Medical Holdings Ltd.	1,069	1,173
Kingdee International Software Group Co. Ltd.*	659	1,510
Kunlun Energy Co. Ltd.	2,138	2,217
Kweichow Moutai Co. Ltd., Class A	6	1,890
Laobaixing Pharmacy Chain JSC, Class A	96	644
LONGi Green Energy Technology Co. Ltd., Class A	173	1,941
Maxscend Microelectronics Co. Ltd., Class A	31	1,304
Meituan*(d)	266	7,948
Midea Group Co. Ltd., Class A	140	1,622
Minth Group Ltd.	510	2,359
Montage Technology Co. Ltd., Class A	61	685
NARI Technology Co. Ltd., Class A	166	927
NetEase, Inc.	207	4,324
NIO, Inc., ADR*	28	693
NXP Semiconductors NV	115	23,647
Oppein Home Group, Inc., Class A	146	3,160
Pharmaron Beijing Co. Ltd., Class H(d)	179	2,280
Ping An Bank Co. Ltd., Class A	1,247	3,125
Ping An Insurance Group Co. of China Ltd., Class A	300	2,371
Ping An Insurance Group Co. of China Ltd., Class H	574	4,551
Poly Developments and Holdings Group Co. Ltd., Class A	877	2,160
Prosus NV*	10	796
Proya Cosmetics Co. Ltd., Class A	28	743
Qingdao Haier Biomedical Co. Ltd., Class A	22	247
Sangfor Technologies, Inc., Class A	35	860
Shanghai Baosight Software Co. Ltd., Class A	239	2,046
Shanghai Liangxin Electrical Co. Ltd., Class A	474	1,180
Shanghai M&G Stationery, Inc., Class A	65	560
Shanghai Putailai New Energy Technology Co. Ltd., Class A	34	774
Shenzhen Inovance Technology Co. Ltd., Class A	193	1,845
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	42	2,151

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Shenzhou International Group Holdings Ltd.	91		1,689
Silergy Corp.	13		1,757
SITC International Holdings Co. Ltd.	14		53
Skshu Paint Co. Ltd., Class A	136		2,270
StarPower Semiconductor Ltd., Class A	8		398
StarPower Semiconductor Ltd., Class A	7		366
Sunny Optical Technology Group Co. Ltd.	127		3,281
Tencent Holdings Ltd.	522		32,678
Tongwei Co. Ltd., Class A	777		4,637
Trip.com Group Ltd., ADR*	57		1,530
Wanhua Chemical Group Co. Ltd., Class A	291		4,192
Will Semiconductor Co. Ltd., Class A	27		1,092
Wilmar International Ltd.	20		63
Wuliangye Yibin Co. Ltd., Class A	158		4,955
Wuxi Biologics Cayman, Inc.*(d)	405		4,059
Xinyi Solar Holdings Ltd.	1,308		2,098
XPeng, Inc., Class A*	58		1,012
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	83		815
Yonyou Network Technology Co. Ltd., Class A	142		788
Yunnan Energy New Material Co. Ltd.	98		3,926
Zhejiang Dingli Machinery Co. Ltd., Class A	75		869
Zijin Mining Group Co. Ltd., Class H	1,406		1,825

			277,948

Denmark — 1.2%
Ambu A/S, Class B(b)	2		36
AP Moller - Maersk A/S, Class A	—	(c)	111
AP Moller - Maersk A/S, Class B	—	(c)	216
Carlsberg A/S, Class B	68		11,064
Chr Hansen Holding A/S	1		86
Coloplast A/S, Class B	29		4,275
Danske Bank A/S	7		137
Demant A/S*	1		48
DSV A/S	2		424
Genmab A/S*	1		230
GN Store Nord A/S(b)	1		79
Novo Nordisk A/S, Class B	384		38,183
Novozymes A/S, Class B	2		144
Orsted A/S(d)	2		206
Pandora A/S	17		1,867
Rockwool International A/S, Class B	—	(c)	33
Royal Unibrew A/S	12		1,353
Tryg A/S	4		87
Vestas Wind Systems A/S	10		280

			58,859

Finland — 0.3%
Elisa OYJ	1		85
Fortum OYJ	5		124
Kesko OYJ, Class B	3		88
Kone OYJ, Class B	76		4,936
Neste OYJ	4		196
Nokia OYJ*	812		4,845
Nordea Bank Abp	359		4,266
Orion OYJ, Class B	1		44
QT Group OYJ*	4		468
Sampo OYJ, Class A	5		254
Stora Enso OYJ, Class R	6		121
UPM-Kymmene OYJ	5		199
Wartsila OYJ Abp	5		60

			15,686

France — 2.8%
Accor SA*	2		66
Adevinta ASA*	3		29
Aeroports de Paris*(b)	—	(c)	41
Air Liquide SA	5		831
Airbus SE*	150		19,134
Alstom SA	3		105
Amundi SA(d)	1		49
Arkema SA	1		96
AXA SA	20		628
BioMerieux	—	(c)	50
BNP Paribas SA	89		6,382
Bollore SA	9		48
Bouygues SA	2		83
Bureau Veritas SA	3		86
Capgemini SE	81		18,215
Carrefour SA	6		123
Cie de Saint-Gobain	5		351
Cie Generale des Etablissements Michelin SCA	2		291
CNP Assurances	2		43
Covivio, REIT	1		44
Credit Agricole SA	193		2,898
Danone SA	7		417
Dassault Aviation SA	—	(c)	31
Dassault Systemes SE	7		330
Edenred	3		110
Eiffage SA	1		92
Electricite de France SA	5		47
Engie SA	19		288
EssilorLuxottica SA	3		557
Eurazeo SE	—	(c)	32
Faurecia SE	1		53
Gecina SA, REIT	—	(c)	64
Getlink SE	4		71
Hermes International	—	(c)	488
Ipsen SA	—	(c)	37
Kering SA	1		574
Klepierre SA, REIT	2		56
La Francaise des Jeux SAEM(d)	1		40
Legrand SA	3		278
L’Oreal SA	21		8,830
LVMH Moet Hennessy Louis Vuitton SE	31		25,519
Orange SA	20		239
Orpea SA	1		23
Pernod Ricard SA	2		459
Publicis Groupe SA	2		158
Remy Cointreau SA	—	(c)	49
Renault SA*	2		77
Safran SA	73		8,853
Sanofi	12		1,219
Sartorius Stedim Biotech	—	(c)	124
SEB SA	—	(c)	43
Societe Generale SA	357		13,265
Sodexo SA	1		84
Suez SA	4		80
Teleperformance	1		227
Thales SA	1		101
TotalEnergies SE	26		1,462

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Ubisoft Entertainment SA*	1		55
Unibail-Rodamco-Westfield, REIT*	1		98
Valeo	2		66
Veolia Environnement SA	7		242
Vinci SA	193		21,134
Vivendi SE	8		104
Wendel SE	—	(c)	30
Worldline SA*(d)	2		118

			135,817

Germany — 2.6%
adidas AG	64		17,477
Allianz SE (Registered)	131		33,663
Aroundtown SA	10		63
BASF SE	9		721
Bayer AG (Registered)	10		612
Bayerische Motoren Werke AG	3		359
Bayerische Motoren Werke AG (Preference)	1		51
Bechtle AG	1		50
Beiersdorf AG	1		102
Brenntag SE	2		135
Carl Zeiss Meditec AG	—	(c)	66
Commerzbank AG*	10		87
Continental AG*	1		109
Covestro AG(d)	2		118
Daimler AG	51		4,043
Daimler Truck Holding AG*	25		893
Deutsche Bank AG (Registered)*	21		295
Deutsche Boerse AG	18		3,188
Deutsche Lufthansa AG (Registered)*	6		47
Deutsche Post AG (Registered)	115		6,894
Deutsche Telekom AG (Registered)	276		5,206
DWS Group GmbH & Co. KGaA(d)	30		1,197
E.ON SE	23		317
Eckert & Ziegler Strahlen- und Medizintechnik AG	8		681
Evonik Industries AG	2		70
Fresenius Medical Care AG & Co. KGaA	2		147
Fresenius SE & Co. KGaA	4		177
FUCHS PETROLUB SE (Preference)	1		30
GEA Group AG	2		73
GFT Technologies SE	50		2,479
Hannover Rueck SE	1		125
HeidelbergCement AG	2		105
HelloFresh SE*	2		112
Henkel AG & Co. KGaA	1		84
Henkel AG & Co. KGaA (Preference)	2		149
Infineon Technologies AG	13		556
Jungheinrich AG (Preference)	44		1,886
KION Group AG	1		67
Knorr-Bremse AG	1		76
LANXESS AG	1		51
LEG Immobilien SE	1		99
Merck KGaA	1		289
MTU Aero Engines AG	1		116
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	15		4,776
Nemetschek SE	1		55
Porsche Automobil Holding SE (Preference)	2		147
Puma SE	1		114
Rational AG	—	(c)	44
RWE AG	293		12,342
SAP SE	11		1,343
Sartorius AG (Preference)	—	(c)	150
Schaeffler AG (Preference)	197		1,467
Scout24 SE(d)	1		54
Siemens AG (Registered)	38		6,074
Siemens Energy AG*	4		92
Siemens Healthineers AG(d)	3		186
Symrise AG	1		156
Telefonica Deutschland Holding AG	11		30
Uniper SE	1		56
United Internet AG (Registered)	1		42
Volkswagen AG	—	(c)	96
Volkswagen AG (Preference)	85		17,648
Vonovia SE	8		431
Zalando SE*(d)	2		182

			128,550

Greece — 0.0%(a)
Hellenic Telecommunications Organization SA	98		1,912

Hong Kong — 0.6%
AIA Group Ltd.	1,463		15,271
CK Asset Holdings Ltd.	21		143
CK Infrastructure Holdings Ltd.	6		37
CLP Holdings Ltd.	18		175
Hang Lung Properties Ltd.	20		43
Hang Seng Bank Ltd.	8		156
Henderson Land Development Co. Ltd.	15		66
HK Electric Investments & HK Electric Investments Ltd.(d)	27		27
HKT Trust & HKT Ltd.	39		53
Hong Kong & China Gas Co. Ltd.	113		175
Hong Kong Exchanges & Clearing Ltd.	157		8,984
Hongkong Land Holdings Ltd.	12		64
Jardine Matheson Holdings Ltd.	2		130
JD.com cash in lieu of shares*	25		941
Link, REIT	21		182
Melco Resorts & Entertainment Ltd., ADR*	2		23
MTR Corp. Ltd.	16		84
New World Development Co. Ltd.	17		67
Power Assets Holdings Ltd.	14		86
Sino Land Co. Ltd.	36		47
Sun Hung Kai Properties Ltd.	14		165
Swire Pacific Ltd., Class A	5		30
Swire Properties Ltd.	12		31
Techtronic Industries Co. Ltd.	140		2,302
WH Group Ltd.(d)	85		56
Wharf Real Estate Investment Co. Ltd.	17		81
Xinyi Glass Holdings Ltd.	20		53

			29,472

India — 0.8%
HDFC Bank Ltd., ADR	387		26,588
ICICI Bank Ltd., ADR	163		3,544
Infosys Ltd., ADR	289		6,808

			36,940

Indonesia — 0.4%
Bank Central Asia Tbk. PT	26,192		13,931
Bank Rakyat Indonesia Persero Tbk. PT	15,060		4,287

			18,218

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Ireland — 0.2%
CRH plc	8		401
Flutter Entertainment plc*	2		259
Kerry Group plc, Class A	1		187
Kerry Group plc, Class A	—	(c)	18
Kingspan Group plc	1		138
Kingspan Group plc	—	(c)	14
Ryanair Holdings plc, ADR*	63		7,047
Smurfit Kappa Group plc	3		133

			8,197

Israel — 0.0%(a)
Azrieli Group Ltd.	—	(c)	39
Bank Hapoalim BM	12		120
Bank Leumi Le-Israel BM	15		160
Check Point Software Technologies Ltd.*	1		138
Elbit Systems Ltd.	—	(c)	45
ICL Group Ltd.	7		64
Israel Discount Bank Ltd., Class A	12		79
Kornit Digital Ltd.*	—	(c)	50
Mizrahi Tefahot Bank Ltd.	1		55
Nice Ltd.*	1		165
Teva Pharmaceutical Industries Ltd., ADR*	11		95
Wix.com Ltd.*	1		75

			1,085

Italy — 0.3%
Amplifon SpA	1		53
Assicurazioni Generali SpA	11		238
Atlantia SpA*	5		94
Davide Campari-Milano NV	6		74
DiaSorin SpA	—	(c)	40
Enel SpA	83		642
Eni SpA	26		388
Ferrari NV	11		2,528
Ferrari NV	1		298
FinecoBank Banca Fineco SpA	6		104
Infrastrutture Wireless Italiane SpA(d)	3		37
Intesa Sanpaolo SpA(b)	169		503
Iveco Group NV*	31		332
Mediobanca Banca di Credito Finanziario SpA	6		72
Moncler SpA	2		135
Nexi SpA*(d)	5		70
Poste Italiane SpA(d)	5		71
Prysmian SpA	3		88
Recordati Industria Chimica e Farmaceutica SpA	1		60
Snam SpA	21		116
Telecom Italia SpA	101		48
Terna - Rete Elettrica Nazionale	14		113
UniCredit SpA	540		8,580

			14,684

Japan — 1.4%
Advantest Corp.	2		170
Aeon Co. Ltd.	7		155
AGC, Inc.	2		92
Aisin Corp.	2		54
Ajinomoto Co., Inc.	5		134
ANA Holdings, Inc.*	2		38
Asahi Group Holdings Ltd.	5		192
Asahi Intecc Co. Ltd.	2		38
Asahi Kasei Corp.	13		125
Astellas Pharma, Inc.	19		305
Azbil Corp.	1		51
Bandai Namco Holdings, Inc.	2		141
Benefit One, Inc.	1		24
Bridgestone Corp.	6		258
Brother Industries Ltd.	3		46
Canon, Inc.	10		241
Capcom Co. Ltd.	2		43
Central Japan Railway Co.	2		197
Chiba Bank Ltd. (The)	5		35
Chubu Electric Power Co., Inc.	7		65
Chugai Pharmaceutical Co. Ltd.	7		224
Concordia Financial Group Ltd.	11		46
Cosmos Pharmaceutical Corp.	—	(c)	25
CyberAgent, Inc.	4		48
Dai Nippon Printing Co. Ltd.	2		55
Daifuku Co. Ltd.	1		69
Dai-ichi Life Holdings, Inc.	10		232
Daiichi Sankyo Co. Ltd.	18		402
Daikin Industries Ltd.	3		546
Daito Trust Construction Co. Ltd.	1		80
Daiwa House Industry Co. Ltd.	6		169
Daiwa House REIT Investment Corp., REIT	—	(c)	66
Daiwa Securities Group, Inc.	15		89
Denso Corp.	5		336
Dentsu Group, Inc.	2		80
Disco Corp.	—	(c)	82
East Japan Railway Co.	3		177
Eisai Co. Ltd.	3		125
ENEOS Holdings, Inc.	31		123
FANUC Corp.	2		395
Fast Retailing Co. Ltd.	1		353
Fuji Electric Co. Ltd.	1		69
FUJIFILM Holdings Corp.	4		248
Fujitsu Ltd.	2		264
GLP J-REIT, REIT	—	(c)	71
GMO Payment Gateway, Inc.	—	(c)	35
Hakuhodo DY Holdings, Inc.	2		35
Hamamatsu Photonics KK	1		72
Hankyu Hanshin Holdings, Inc.	2		67
Hikari Tsushin, Inc.	—	(c)	24
Hino Motors Ltd.	3		25
Hirose Electric Co. Ltd.	—	(c)	45
Hitachi Construction Machinery Co. Ltd.	1		28
Hitachi Ltd.	10		515
Hitachi Metals Ltd.*	2		40
Honda Motor Co. Ltd.	257		7,558
Hoshizaki Corp.	1		44
Hoya Corp.	34		4,448
Hulic Co. Ltd.	4		41
Ibiden Co. Ltd.	1		56
Idemitsu Kosan Co. Ltd.	2		51
Iida Group Holdings Co. Ltd.	2		31
Inpex Corp.	11		106
Isuzu Motors Ltd.	6		73
Ito En Ltd.	1		32
ITOCHU Corp.	12		392
Itochu Techno-Solutions Corp.	1		30
Japan Airlines Co. Ltd.*	1		26
Japan Exchange Group, Inc.	5		107
Japan Metropolitan Fund Invest, REIT	—	(c)	60
Japan Post Bank Co. Ltd.	4		41

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Japan Post Holdings Co. Ltd.*	25		214
Japan Post Insurance Co. Ltd.	2		40
Japan Real Estate Investment Corp., REIT	—	(c)	71
Japan Tobacco, Inc.	12		246
JFE Holdings, Inc.	5		66
JSR Corp.	2		70
Kajima Corp.	5		54
Kakaku.com, Inc.	1		27
Kansai Electric Power Co., Inc. (The)	7		67
Kansai Paint Co. Ltd.	2		37
Kao Corp.	5		240
KDDI Corp.	17		527
Keio Corp.	1		49
Keisei Electric Railway Co. Ltd.	1		37
Keyence Corp.	14		7,335
Kikkoman Corp.	2		113
Kintetsu Group Holdings Co. Ltd.*	2		49
Kirin Holdings Co. Ltd.	9		136
Kobayashi Pharmaceutical Co. Ltd.	1		47
Kobe Bussan Co. Ltd.	1		44
Koei Tecmo Holdings Co. Ltd.	1		22
Koito Manufacturing Co. Ltd.	1		55
Komatsu Ltd.	9		226
Konami Holdings Corp.	1		54
Kose Corp.	—	(c)	27
Kubota Corp.	10		223
Kurita Water Industries Ltd.	1		41
Kyocera Corp.	3		204
Kyowa Kirin Co. Ltd.	118		2,936
Lasertec Corp.	1		179
Lawson, Inc.	1		22
Lion Corp.	2		30
Lixil Corp.	3		62
M3, Inc.	5		173
Makita Corp.	2		86
Marubeni Corp.	16		168
Mazda Motor Corp.*	6		44
McDonald’s Holdings Co. Japan Ltd.	1		35
Medipal Holdings Corp.	2		34
MEIJI Holdings Co. Ltd.	1		81
Mercari, Inc.*	1		42
MINEBEA MITSUMI, Inc.	4		91
MISUMI Group, Inc.	3		94
Mitsubishi Chemical Holdings Corp.	13		102
Mitsubishi Corp.	13		441
Mitsubishi Electric Corp.	18		230
Mitsubishi Estate Co. Ltd.	12		174
Mitsubishi Gas Chemical Co., Inc.	2		31
Mitsubishi HC Capital, Inc.	7		35
Mitsubishi Heavy Industries Ltd.	3		92
Mitsubishi UFJ Financial Group, Inc.	125		756
Mitsui & Co. Ltd.	16		399
Mitsui Chemicals, Inc.	2		51
Mitsui Fudosan Co. Ltd.	9		199
Miura Co. Ltd.	1		27
Mizuho Financial Group, Inc.	25		335
MonotaRO Co. Ltd.	3		41
MS&AD Insurance Group Holdings, Inc.	5		158
Murata Manufacturing Co. Ltd.	6		444
NEC Corp.	3		98
Nexon Co. Ltd.	5		96
NGK Insulators Ltd.	3		44
Nidec Corp.	5		408
Nihon M&A Center Holdings, Inc.	3		49
Nintendo Co. Ltd.	1		539
Nippon Building Fund, Inc., REIT	—	(c)	87
NIPPON EXPRESS HOLDINGS, Inc.	1		47
Nippon Paint Holdings Co. Ltd.	9		68
Nippon Prologis REIT, Inc., REIT	—	(c)	66
Nippon Sanso Holdings Corp.	1		28
Nippon Shinyaku Co. Ltd.	1		33
Nippon Steel Corp.	9		142
Nippon Telegraph & Telephone Corp.	13		375
Nippon Yusen KK	2		133
Nissan Chemical Corp.	1		71
Nissan Motor Co. Ltd.*	23		124
Nisshin Seifun Group, Inc.	2		28
Nissin Foods Holdings Co. Ltd.	1		43
Nitori Holdings Co. Ltd.	1		115
Nitto Denko Corp.	2		117
Nomura Holdings, Inc.	32		140
Nomura Real Estate Holdings, Inc.	1		28
Nomura Real Estate Master Fund, Inc., REIT	—	(c)	60
Nomura Research Institute Ltd.	4		123
NTT Data Corp.	6		123
Obayashi Corp.	7		53
Obic Co. Ltd.	1		116
Odakyu Electric Railway Co. Ltd.	3		53
Oji Holdings Corp.	8		44
Olympus Corp.	11		253
Omron Corp.	2		139
Ono Pharmaceutical Co. Ltd.	4		92
Open House Group Co. Ltd.	1		41
Oracle Corp.	—	(c)	30
Oriental Land Co. Ltd.	2		366
ORIX Corp.	13		262
Orix JREIT, Inc., REIT	—	(c)	37
Osaka Gas Co. Ltd.	4		65
Otsuka Corp.	1		49
Otsuka Holdings Co. Ltd.	4		140
Pan Pacific International Holdings Corp.	4		55
Panasonic Corp.	23		249
Persol Holdings Co. Ltd.	2		46
Pola Orbis Holdings, Inc.	1		15
Rakuten Group, Inc.	9		75
Recruit Holdings Co. Ltd.	14		687
Renesas Electronics Corp.*	13		147
Resona Holdings, Inc.	22		93
Ricoh Co. Ltd.	7		57
Rinnai Corp.	—	(c)	36
Rohm Co. Ltd.	1		84
Ryohin Keikaku Co. Ltd.	3		37
Santen Pharmaceutical Co. Ltd.	4		42
SBI Holdings, Inc.	3		67
SCSK Corp.	2		27
Secom Co. Ltd.	2		148
Seiko Epson Corp.	3		44
Sekisui Chemical Co. Ltd.	4		66
Sekisui House Ltd.	6		130
Seven & i Holdings Co. Ltd.	8		392
SG Holdings Co. Ltd.	3		70
Sharp Corp.	2		24
Shimadzu Corp.	3		90
Shimano, Inc.	1		179

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Shimizu Corp.	6		37
Shin-Etsu Chemical Co. Ltd.	4		602
Shionogi & Co. Ltd.	3		154
Shiseido Co. Ltd.	4		207
Shizuoka Bank Ltd. (The)	4		35
SMC Corp.	1		335
SoftBank Corp.	29		369
SoftBank Group Corp.	12		549
Sohgo Security Services Co. Ltd.	1		29
Sompo Holdings, Inc.	3		159
Sony Group Corp.	90		10,079
Square Enix Holdings Co. Ltd.	1		44
Stanley Electric Co. Ltd.	1		30
Subaru Corp.	6		115
SUMCO Corp.	4		65
Sumitomo Chemical Co. Ltd.	15		76
Sumitomo Corp.	11		176
Sumitomo Dainippon Pharma Co. Ltd.	2		21
Sumitomo Electric Industries Ltd.	8		101
Sumitomo Metal Mining Co. Ltd.	3		125
Sumitomo Mitsui Financial Group, Inc.	13		479
Sumitomo Mitsui Trust Holdings, Inc.	4		121
Sumitomo Realty & Development Co. Ltd.	3		96
Suntory Beverage & Food Ltd.	1		54
Suzuki Motor Corp.	4		162
Sysmex Corp.	2		162
T&D Holdings, Inc.	5		80
Taisei Corp.	2		66
Taisho Pharmaceutical Holdings Co. Ltd.	—	(c)	20
Takeda Pharmaceutical Co. Ltd.	16		472
TDK Corp.	4		144
Terumo Corp.	7		237
TIS, Inc.	2		60
Tobu Railway Co. Ltd.	2		44
Toho Co. Ltd.	1		43
Tokio Marine Holdings, Inc.	6		382
Tokyo Century Corp.	—	(c)	20
Tokyo Electric Power Co. Holdings, Inc.*	16		42
Tokyo Electron Ltd.	2		734
Tokyo Gas Co. Ltd.	4		77
Tokyu Corp.	5		66
TOPPAN, Inc.	3		51
Toray Industries, Inc.	14		88
Toshiba Corp.	4		174
Tosoh Corp.	3		39
TOTO Ltd.	1		60
Toyo Suisan Kaisha Ltd.	1		37
Toyota Industries Corp.	2		117
Toyota Motor Corp.	109		2,148
Toyota Tsusho Corp.	2		89
Trend Micro, Inc.	2		80
Tsuruha Holdings, Inc.	—	(c)	32
Unicharm Corp.	4		158
USS Co. Ltd.	2		38
Welcia Holdings Co. Ltd.	1		27
West Japan Railway Co.	2		92
Yakult Honsha Co. Ltd.	1		66
Yamaha Corp.	1		64
Yamaha Motor Co. Ltd.	3		71
Yamato Holdings Co. Ltd.	3		62
Yaskawa Electric Corp.	3		105
Yokogawa Electric Corp.	2		38
Z Holdings Corp.	27		139
ZOZO, Inc.	1		32

			67,134

Jordan — 0.0%(a)
Hikma Pharmaceuticals plc	2		50

Luxembourg — 0.1%
ArcelorMittal SA	100		2,971
Eurofins Scientific SE	1		137

			3,108

Macau — 0.0%(a)
Galaxy Entertainment Group Ltd.*	22		128
Sands China Ltd.*	437		1,219

			1,347

Mexico — 0.4%
America Movil SAB de CV, Series L(b)	2,573		2,421
Grupo Aeroportuario del Pacifico SAB de CV, Class B*(b)	232		3,196
Grupo Aeroportuario del Sureste SAB de CV, ADR(b)	14		2,910
Grupo Financiero Banorte SAB de CV, Class O	614		3,883
Wal-Mart de Mexico SAB de CV	2,687		9,113

			21,523

Netherlands — 1.1%
ABN AMRO Bank NV, CVA(d)	4		69
Adyen NV*(d)	3		6,292
Aegon NV	18		102
Akzo Nobel NV	2		202
Argenx SE*	—	(c)	110
Argenx SE*	—	(c)	14
ASM International NV	12		4,220
ASML Holding NV	23		15,471
Euronext NV(d)	1		85
EXOR NV	1		93
Heineken Holding NV	1		104
Heineken NV	3		285
IMCD NV	1		101
ING Groep NV	40		590
JDE Peet’s NV	1		31
Koninklijke Ahold Delhaize NV	226		7,342
Koninklijke DSM NV	2		334
Koninklijke KPN NV	35		115
Koninklijke Philips NV	9		313
NN Group NV	73		4,113
Randstad NV	1		78
Shell plc	512		13,162
Universal Music Group NV	7		183
Wolters Kluwer NV	3		279

			53,688

New Zealand — 0.0%(a)
Auckland International Airport Ltd.*	13		61
Fisher & Paykel Healthcare Corp. Ltd.	6		109
Mercury NZ Ltd.	7		25
Meridian Energy Ltd.	13		38
Ryman Healthcare Ltd.	4		28
Spark New Zealand Ltd.	19		54
Xero Ltd.*(b)	1		111

			426

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Norway — 0.1%
Aker BP ASA	1	45
DNB Bank ASA	9	225
Equinor ASA	114	3,152
Gjensidige Forsikring ASA	2	50
Mowi ASA	4	110
Norsk Hydro ASA	14	105
Orkla ASA	8	73
Schibsted ASA, Class A	1	23
Schibsted ASA, Class B	1	26
Telenor ASA	7	119

		3,928

Peru — 0.1%
Credicorp Ltd.	40	5,741

Poland — 0.0%(a)
Dino Polska SA*(d)	20	1,540
InPost SA*	2	16

		1,556

Portugal — 0.0%(a)
EDP - Energias de Portugal SA	28	146
Galp Energia SGPS SA	5	56
Jeronimo Martins SGPS SA	3	70

		272

Russia — 0.7%
Alrosa PJSC	1,014	1,491
Coca-Cola HBC AG*	2	68
Evraz plc	5	35
Fix Price Group Ltd., GDR(d)	239	1,364
Gazprom PJSC	868	3,750
LUKOIL PJSC, ADR	60	5,416
Magnitogorsk Iron & Steel Works PJSC	2,361	1,870
Rosneft Oil Co. PJSC, GDR(d)	260	1,934
Sberbank of Russia PJSC, ADR	522	7,275
Sberbank of Russia PJSC	808	2,786
Sberbank of Russia PJSC	646	2,228
Severstal PAO, GDR(d)	109	2,153
TCS Group Holding plc, GDR(d)	25	1,807
X5 Retail Group NV, GDR(d)	76	1,715

		33,892

Singapore — 0.6%
Ascendas, REIT	34	70
CapitaLand Integrated Commercial Trust, REIT	50	72
Capitaland Investment Ltd.*	27	69
City Developments Ltd.	5	24
DBS Group Holdings Ltd.	985	25,870
Genting Singapore Ltd.	62	34
Keppel Corp. Ltd.	15	62
Mapletree Commercial Trust, REIT	22	29
Mapletree Logistics Trust, REIT	32	40
Oversea-Chinese Banking Corp. Ltd.	35	323
Singapore Airlines Ltd.*	14	50
Singapore Exchange Ltd.	8	56
Singapore Technologies Engineering Ltd.	16	44
Singapore Telecommunications Ltd.	85	154
STMicroelectronics NV	7	329
United Overseas Bank Ltd.	12	271
UOL Group Ltd.	5	26
Venture Corp. Ltd.	3	39

		27,562

South Africa — 0.4%
Anglo American plc	219	9,659
Bid Corp. Ltd.	103	2,217
Capitec Bank Holdings Ltd.	20	2,642
Clicks Group Ltd.	134	2,577
FirstRand Ltd.	567	2,287
Naspers Ltd., Class N	11	1,851

		21,233

South Korea — 1.6%
Delivery Hero SE*(d)	43	3,325
JYP Entertainment Corp.*	53	1,870
Kia Corp.	48	3,374
KIWOOM Securities Co. Ltd.*	16	1,176
LG Chem Ltd.*	8	4,224
LG Energy Solution*	6	2,249
LG Household & Health Care Ltd.	2	1,264
NAVER Corp.	8	2,057
NCSoft Corp.*	3	1,403
Samsung Electronics Co. Ltd.	696	43,287
Shinhan Financial Group Co. Ltd.	101	3,241
SK Hynix, Inc.	60	6,220
S-Oil Corp.	40	3,039

		76,729

Spain — 0.4%
ACS Actividades de Construccion y Servicios SA	3	65
Aena SME SA*(d)	1	124
Amadeus IT Group SA*	5	318
Banco Bilbao Vizcaya Argentaria SA	68	436
Banco Santander SA	178	623
CaixaBank SA	45	146
Cellnex Telecom SA(d)	5	237
Corp. ACCIONA Energias Renovables SA*	59	1,787
EDP Renovaveis SA	3	62
Enagas SA	3	54
Endesa SA	3	73
Ferrovial SA	5	138
Fluidra SA	43	1,361
Grifols SA	3	54
Iberdrola SA	1,062	12,171
Industria de Diseno Textil SA	11	339
Naturgy Energy Group SA	2	63
Red Electrica Corp. SA	4	88
Repsol SA	15	193
Siemens Gamesa Renewable Energy SA*	2	53
Telefonica SA	54	252

		18,637

Sweden — 0.6%
Alfa Laval AB	3	108
Assa Abloy AB, Class B	10	279
Atlas Copco AB, Class A	111	6,579
Atlas Copco AB, Class B	4	205
Boliden AB	3	113
Electrolux AB, Class B	2	48
Embracer Group AB*(b)	6	61
Epiroc AB, Class A	7	144
Epiroc AB, Class B	4	71
EQT AB	3	118
Essity AB, Class B	6	176
Evolution AB(d)	2	219
Fastighets AB Balder, Class B*	1	71

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Getinge AB, Class B	2		92
H & M Hennes & Mauritz AB, Class B	8		157
Hemnet Group AB*	80		1,444
Hexagon AB, Class B	20		272
Husqvarna AB, Class B	4		59
Industrivarden AB, Class A	1		43
Industrivarden AB, Class C	2		50
Investment AB Latour, Class B	1		47
Investor AB, Class A	5		116
Investor AB, Class B	19		404
Kinnevik AB, Class B*	2		74
L E Lundbergforetagen AB, Class B	1		39
Lifco AB, Class B	2		56
Lundin Energy AB	2		83
Nibe Industrier AB, Class B	15		138
Sagax AB, Class B	2		48
Sandvik AB	12		303
Securitas AB, Class B	3		38
Sinch AB*(d)	5		55
Skandinaviska Enskilda Banken AB, Class A	17		216
Skanska AB, Class B	3		85
SKF AB, Class B	4		86
Svenska Cellulosa AB SCA, Class B	6		107
Svenska Handelsbanken AB, Class A	16		167
Swedbank AB, Class A	9		181
Swedish Match AB	16		127
Tele2 AB, Class B	5		74
Telefonaktiebolaget LM Ericsson, Class B	30		373
Telia Co. AB	27		107
Volvo AB, Class A	2		47
Volvo AB, Class B	675		15,233

			28,513

Switzerland — 2.0%
ABB Ltd. (Registered)	17		584
Adecco Group AG (Registered)	2		74
Alcon, Inc.	5		395
Bachem Holding AG (Registered), Class B	—	(c)	38
Baloise Holding AG (Registered)	—	(c)	82
Barry Callebaut AG (Registered)	—	(c)	85
Chocoladefabriken Lindt & Spruengli AG	—	(c)	128
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(c)	115
Cie Financiere Richemont SA (Registered)	34		5,007
Clariant AG (Registered)*	2		47
Credit Suisse Group AG (Registered)	27		258
EMS-Chemie Holding AG (Registered)	—	(c)	78
Geberit AG (Registered)	—	(c)	253
Givaudan SA (Registered)	—	(c)	398
Holcim Ltd.*	5		289
Interroll Holding AG (Registered)	—	(c)	1,668
Julius Baer Group Ltd.	2		148
Kuehne + Nagel International AG (Registered)	1		156
Logitech International SA (Registered)	2		148
Lonza Group AG (Registered)	9		6,169
Nestle SA (Registered)	236		30,508
Novartis AG (Registered)	88		7,657
Partners Group Holding AG	—	(c)	323
Roche Holding AG	36		14,099
Roche Holding AG	—	(c)	135
Schindler Holding AG	10		2,464
Schindler Holding AG (Registered)	—	(c)	51
SGS SA (Registered)	2		5,603
Sika AG (Registered)	11		3,770
Sonova Holding AG (Registered)	1		200
Straumann Holding AG (Registered)	—	(c)	177
Swatch Group AG (The)	—	(c)	85
Swatch Group AG (The) (Registered)	1		30
Swiss Life Holding AG (Registered)	—	(c)	210
Swiss Prime Site AG (Registered)	1		76
Swisscom AG (Registered)	—	(c)	151
Temenos AG (Registered)	1		83
UBS Group AG (Registered)	36		671
VAT Group AG(d)	—	(c)	113
Vifor Pharma AG	—	(c)	88
Zehnder Group AG	23		2,117
Zurich Insurance Group AG	23		10,956

			95,687

Taiwan — 1.6%
Advantech Co. Ltd.	216		2,998
Chailease Holding Co. Ltd.	245		2,245
Eclat Textile Co. Ltd.	110		2,440
Global Unichip Corp.	101		1,773
Realtek Semiconductor Corp.	138		2,677
Sea Ltd., ADR*	45		6,803
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	271		33,210
Taiwan Semiconductor Manufacturing Co. Ltd.	952		22,012
Taiwan Union Technology Corp.	475		1,603
Wiwynn Corp.	63		2,310

			78,071

Tanzania, United Republic Of — 0.0%(a)
AngloGold Ashanti Ltd.	46		859

Thailand — 0.2%
PTT Exploration & Production PCL	1,414		5,548
Siam Commercial Bank PCL (The)	494		1,883
Thai Oil PCL	1,693		2,698

			10,129

United Arab Emirates — 0.0%(a)
NMC Health plc*‡	3		—

United Kingdom — 1.5%
3i Group plc	10		186
abrdn plc	22		73
Admiral Group plc	2		84
Ashtead Group plc	5		328
Associated British Foods plc	4		96
AstraZeneca plc	16		1,847
Auto Trader Group plc(d)	10		88
AVEVA Group plc	1		49
Aviva plc	40		236
BAE Systems plc	33		257
Barclays plc	175		469
Barratt Developments plc	10		86
Berkeley Group Holdings plc	1		67
BP plc	1,435		7,441
British American Tobacco plc	22		957
British Land Co. plc (The), REIT	9		67

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

BT Group plc	91		241
Bunzl plc	3		127
Burberry Group plc	4		105
CK Hutchison Holdings Ltd.	23		163
CK Hutchison Holdings Ltd.	5		35
CNH Industrial NV	167		2,538
Coca-Cola Europacific Partners plc	2		120
Compass Group plc	18		416
Croda International plc	1		154
DCC plc	1		85
Diageo plc	251		12,686
Entain plc*	6		129
Experian plc	9		394
GlaxoSmithKline plc	52		1,151
Halma plc	4		132
Hargreaves Lansdown plc	4		66
HSBC Holdings plc	352		2,494
HSBC Holdings plc	209		1,490
Imperial Brands plc	10		230
Informa plc*	15		117
InterContinental Hotels Group plc*	2		123
Intertek Group plc	2		120
J Sainsbury plc	18		71
JD Sports Fashion plc	26		67
Johnson Matthey plc	2		52
Just Eat Takeaway.com NV*(d)	2		90
Kingfisher plc	22		97
Land Securities Group plc, REIT	7		78
Legal & General Group plc	61		238
Linde plc	36		11,440
Lloyds Banking Group plc	728		505
London Stock Exchange Group plc	3		330
M&G plc	27		78
Melrose Industries plc	45		91
National Grid plc	37		543
NatWest Group plc	59		194
Next plc	1		138
Ocado Group plc*	5		101
Pearson plc	8		65
Pepco Group NV*(d)	157		1,513
Persimmon plc	154		5,024
Petershill Partners plc*(d)	358		1,039
Phoenix Group Holdings plc	7		64
Prudential plc	172		2,902
Reckitt Benckiser Group plc	7		593
RELX plc	20		610
RELX plc	268		8,233
Rentokil Initial plc	19		133
Rolls-Royce Holdings plc*	85		134
Sage Group plc (The)	11		109
Schroders plc	1		58
Segro plc, REIT	12		216
Severn Trent plc	3		99
Smith & Nephew plc	9		153
Smiths Group plc	4		84
Spirax-Sarco Engineering plc	1		136
SSE plc	11		229
St. James’s Place plc	6		114
Standard Chartered plc	27		199
Taylor Wimpey plc	37		76
Tesco plc	79		318
Unilever plc	27		1,373
United Utilities Group plc	7		101
Vodafone Group plc	285		501
Whitbread plc*	2		84
WPP plc	12		194

			73,914

United States — 31.5%
AbbVie, Inc.	198		27,067
Activision Blizzard, Inc.	44		3,508
Advanced Micro Devices, Inc.*	81		9,270
Airbnb, Inc., Class A*	7		1,094
Alcoa Corp.	45		2,572
Alleghany Corp.*	2		1,498
Allstate Corp. (The)	9		1,038
Alnylam Pharmaceuticals, Inc.*	19		2,572
Alphabet, Inc., Class A*	—	(c)	917
Alphabet, Inc., Class C*(e)	19		52,646
Amazon.com, Inc.*(e)	20		59,210
American Electric Power Co., Inc.	20		1,818
American Express Co.	53		9,511
American Homes 4 Rent, Class A, REIT	36		1,401
American International Group, Inc.	66		3,828
AmerisourceBergen Corp.	20		2,696
AMETEK, Inc.	31		4,220
Analog Devices, Inc.	79		13,012
Apple Hospitality REIT, Inc., REIT	57		914
Apple, Inc.(e)	360		62,940
Arista Networks, Inc.*	19		2,321
AutoZone, Inc.*	2		3,832
Axalta Coating Systems Ltd.*(b)	34		997
Bank of America Corp.	657		30,331
Berkshire Hathaway, Inc., Class B*	26		8,005
Best Buy Co., Inc.	19		1,903
Biogen, Inc.*	6		1,288
BioMarin Pharmaceutical, Inc.*	6		496
BJ’s Wholesale Club Holdings, Inc.*	28		1,709
BlackRock, Inc.	4		3,347
Blackstone, Inc.	47		6,143
Boeing Co. (The)*	11		2,203
Booking Holdings, Inc.*	7		17,954
Boston Scientific Corp.*	370		15,870
Bright Horizons Family Solutions, Inc.*	22		2,839
Bristol-Myers Squibb Co.	359		23,275
Brixmor Property Group, Inc., REIT	84		2,122
Bumble, Inc., Class A*(b)	52		1,525
Bunge Ltd.	4		356
Burlington Stores, Inc.*	12		2,778
Capital One Financial Corp.	35		5,089
Carlisle Cos., Inc.	8		1,681
CarMax, Inc.*	18		2,024
Catalent, Inc.*	35		3,659
CBRE Group, Inc., Class A*	14		1,446
Celanese Corp.	16		2,439
Centene Corp.*	103		8,047
CenterPoint Energy, Inc.	179		5,068
Charles Schwab Corp. (The)	100		8,801
Charter Communications, Inc., Class A*	18		10,948
Chevron Corp.	143		18,723
Chubb Ltd.	16		3,103
Cigna Corp.	19		4,487
Cisco Systems, Inc.	28		1,538
Citigroup, Inc.	134		8,747

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Citizens Financial Group, Inc.	73		3,767
Claire’s Stores, Inc.*‡	—	(c)	110
CNA Financial Corp.	19		890
Coca-Cola Co. (The)	339		20,663
Columbia Sportswear Co.	15		1,397
Comcast Corp., Class A	225		11,229
CommScope Holding Co., Inc.*	76		718
Confluent, Inc., Class A*(b)	33		2,128
ConocoPhillips	159		14,097
Constellation Brands, Inc., Class A	52		12,358
Cooper Cos., Inc. (The)	10		3,905
Copart, Inc.*	30		3,892
Coterra Energy, Inc.	92		2,017
Cracker Barrel Old Country Store, Inc.	6		742
Crowdstrike Holdings, Inc., Class A*	10		1,863
CVS Health Corp.	62		6,633
CyberArk Software Ltd.*	—	(c)	56
Deere & Co.	17		6,324
Delta Air Lines, Inc.*	23		897
Dexcom, Inc.*	7		3,029
Diamondback Energy, Inc.	30		3,824
Dick’s Sporting Goods, Inc.	11		1,253
DISH Network Corp., Class A*	42		1,308
Dollar General Corp.	8		1,590
Dover Corp.	19		3,143
DraftKings, Inc., Class A*(b)	56		1,248
Eastman Chemical Co.	81		9,644
Eaton Corp. plc	74		11,764
Edison International	52		3,287
Electronic Arts, Inc.	7		902
Energizer Holdings, Inc.	37		1,384
Entegris, Inc.	34		4,114
Entergy Corp.	13		1,496
EOG Resources, Inc.	53		5,899
EP Energy Corp.*	5		405
EPAM Systems, Inc.*	4		1,720
Equifax, Inc.	15		3,619
Estee Lauder Cos., Inc. (The), Class A	12		3,594
Exact Sciences Corp.*	27		2,043
Exelixis, Inc.*	89		1,604
Federal Realty Investment Trust, REIT	10		1,316
FedEx Corp.	40		9,757
Ferguson plc	58		9,045
First Republic Bank	16		2,741
Fiverr International Ltd.*	—	(c)	26
FleetCor Technologies, Inc.*	6		1,542
FMC Corp.	25		2,737
Fortune Brands Home & Security, Inc.	48		4,559
Freeport-McMoRan, Inc.	189		7,051
Gap, Inc. (The)	99		1,782
Garmin Ltd.	21		2,598
Generac Holdings, Inc.*	12		3,403
General Dynamics Corp.	10		2,173
General Motors Co.*	64		3,359
Global Payments, Inc.	23		3,464
Goodman Networks, Inc.*‡	2		—
Hartford Financial Services Group, Inc. (The)	33		2,387
HCA Healthcare, Inc.	4		876
Hess Corp.	28		2,593
Hilton Worldwide Holdings, Inc.*	24		3,480
Home Depot, Inc. (The)	22		8,236
Honeywell International, Inc.	19		3,849
Horizon Therapeutics plc*	42		3,918
Host Hotels & Resorts, Inc., REIT*	166		2,875
HubSpot, Inc.*	6		3,108
IHS Markit Ltd.	26		3,023
Ingersoll Rand, Inc.	292		16,420
Inmode Ltd.*	1		25
Insulet Corp.*	8		1,875
InterActiveCorp.*	9		1,200
Intercontinental Exchange, Inc.	17		2,115
International Business Machines Corp.	15		2,021
Intuit, Inc.	9		5,090
Intuitive Surgical, Inc.*	14		4,063
Invesco Ltd.	63		1,417
ITT, Inc.	17		1,584
James Hardie Industries plc, CHDI	5		158
Jazz Pharmaceuticals plc*	20		2,802
JBG SMITH Properties, REIT	36		984
Johnson & Johnson	29		5,076
Keurig Dr Pepper, Inc.	41		1,566
Keysight Technologies, Inc.*	22		3,750
Kimco Realty Corp., REIT	106		2,570
Kinder Morgan, Inc.	120		2,076
Kohl’s Corp.	46		2,767
Kontoor Brands, Inc.	17		848
Kraft Heinz Co. (The)	58		2,071
Kyndryl Holdings, Inc.*	57		955
Lam Research Corp.	9		5,376
Lamar Advertising Co., Class A, REIT	6		713
Lamb Weston Holdings, Inc.	56		3,596
Leidos Holdings, Inc.	20		1,755
Liberty Broadband Corp., Class C*	15		2,201
Liberty Media Corp.-Liberty SiriusXM, Class A*	31		1,445
Liberty Media Corp.-Liberty SiriusXM, Class C*	72		3,359
Loews Corp.(e)	83		4,926
Lowe’s Cos., Inc.	9		2,200
Lyft, Inc., Class A*	413		15,895
M&T Bank Corp.	29		4,887
Marathon Petroleum Corp.	22		1,560
Marriott International, Inc., Class A*	54		8,629
Marsh & McLennan Cos., Inc.	8		1,161
Martin Marietta Materials, Inc.	7		2,543
Mastercard, Inc., Class A	80		30,973
Match Group, Inc.*	18		2,077
McDonald’s Corp.	70		18,264
McKesson Corp.	20		5,245
Medtronic plc	14		1,441
Merck & Co., Inc.	19		1,541
Meta Platforms, Inc., Class A*	32		9,891
Mettler-Toledo International, Inc.*	2		2,611
Microsoft Corp.	242		75,368
Mid-America Apartment Communities, Inc., REIT	8		1,673
Mohawk Industries, Inc.*	14		2,283
MongoDB, Inc.*	7		2,679
Moran Foods Backstop Equity*‡	24		58
Morgan Stanley	21		2,164
Murphy USA, Inc.	11		2,119
MYT Holding Co.*‡	23		56
Natera, Inc.*	29		2,083
National Vision Holdings, Inc.*	37		1,517
Neurocrine Biosciences, Inc.*	11		861
Newell Brands, Inc.	134		3,109

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Shares (000)	Value ($000)

Nexstar Media Group, Inc., Class A		10	1,616
NextEra Energy, Inc.		170	13,289
NIKE, Inc., Class B		34	5,106
NMG, Inc.*		1	168
Norfolk Southern Corp.		46	12,611
Northern Trust Corp.		21	2,448
Northrop Grumman Corp.		6	2,082
NVIDIA Corp.		64	15,684
Occidental Petroleum Corp.		61	2,287
Old Dominion Freight Line, Inc.		13	3,902
O’Reilly Automotive, Inc.*		12	7,712
Organon & Co.		49	1,563
PACCAR, Inc.		39	3,672
Packaging Corp. of America		19	2,881
Palo Alto Networks, Inc.*		10	4,955
Parker-Hannifin Corp.		13	4,150
PayPal Holdings, Inc.*		25	4,247
People’s United Financial, Inc.		181	3,513
Performance Food Group Co.*		11	477
PG&E Corp.*		70	892
Philip Morris International, Inc.		20	2,013
Phillips 66		23	1,945
Pioneer Natural Resources Co.		16	3,437
PNC Financial Services Group, Inc. (The)		18	3,758
Post Holdings, Inc.*		23	2,386
Procter & Gamble Co. (The)		81	13,051
Progressive Corp. (The)		173	18,795
Prologis, Inc., REIT		49	7,732
Prudential Financial, Inc.		7	781
Public Storage, REIT		4	1,487
QIAGEN NV*		2	115
QUALCOMM, Inc.		46	8,093
Quanta Services, Inc.		50	5,092
Ralph Lauren Corp.		13	1,450
Rayonier, Inc., REIT		60	2,203
Raytheon Technologies Corp.		69	6,245
Regeneron Pharmaceuticals, Inc.*		32	19,624
Rivian Automotive, Inc., Class A*(b)		13	865
ROBLOX Corp., Class A*		19	1,263
Roku, Inc.*		13	2,207
Royal Caribbean Cruises Ltd.*		113	8,806
Royalty Pharma plc, Class A		43	1,716
S&P Global, Inc.		7	2,970
Schneider Electric SE		79	13,398
Seagate Technology Holdings plc		113	12,153
Sealed Air Corp.		10	666
ServiceNow, Inc.*		7	4,291
Signature Bank		9	2,768
Snap, Inc., Class A*		53	1,731
SolarEdge Technologies, Inc.*		17	4,138
Southwest Airlines Co.*		100	4,469
Stanley Black & Decker, Inc.		10	1,787
State Street Corp.		138	13,035
Stellantis NV		536	10,359
Sun Communities, Inc., REIT		27	5,148
SVB Financial Group*		5	2,795
Swiss Re AG		3	337
Synopsys, Inc.*		12	3,610
Sysco Corp.		25	1,966
T. Rowe Price Group, Inc.		11	1,718
Tapestry, Inc.		32	1,231
TD SYNNEX Corp.		20	2,109
Tempur Sealy International, Inc.		159	6,330
Tenaris SA		5	59
Teradyne, Inc.		19	2,290
Terex Corp.		19	805
Tesla, Inc.*		31	29,291
Texas Instruments, Inc.(e)		82	14,726
Thermo Fisher Scientific, Inc.		22	13,052
Timken Co. (The)		25	1,685
T-Mobile US, Inc.*		89	9,676
Trane Technologies plc		98	17,017
Travelers Cos., Inc. (The)		39	6,498
Truist Financial Corp.		228	14,340
UnitedHealth Group, Inc.(e)		70	32,852
US Bancorp		44	2,550
US Foods Holding Corp.*		128	4,520
Verizon Communications, Inc.(e)		103	5,503
Vertex Pharmaceuticals, Inc.*		42	10,191
Viatris, Inc.		84	1,251
Vornado Realty Trust, REIT		19	779
Walt Disney Co. (The)*		9	1,237
Wells Fargo & Co.(e)		392	21,093
Welltower, Inc., REIT		10	825
Westrock Co.		35	1,609
Weyerhaeuser Co., REIT		87	3,508
Whiting Petroleum Corp.*		2	132
Williams Cos., Inc. (The)		69	2,054
Wolfspeed, Inc.*		23	2,137
Xcel Energy, Inc.		45	3,116
Zebra Technologies Corp., Class A*		6	2,885
Zimmer Biomet Holdings, Inc.		139	17,044
Zscaler, Inc.*		16	4,072

			1,545,097

TOTAL COMMON STOCKS (Cost $2,287,328)			2,995,545

		Principal Amount ($000)

FOREIGN GOVERNMENT SECURITIES — 13.8%
Australia — 0.2%
Commonwealth of Australia
2.75%, 4/21/2024(d)	AUD	7,215	5,308
3.25%, 4/21/2025(d)	AUD	1,191	893
0.25%, 11/21/2025(d)	AUD	4,230	2,860
2.75%, 6/21/2035(d)	AUD	1,676	1,281
2.75%, 5/21/2041(d)	AUD	720	538
3.00%, 3/21/2047(d)	AUD	304	236
1.75%, 6/21/2051(d)	AUD	710	426

			11,542

Austria — 0.0%(a)
Republic of Austria 0.70%, 4/20/2071(d)	EUR	1,643	1,645

Belgium — 0.3%
Kingdom of Belgium
0.80%, 6/22/2027(d)	EUR	2,335	2,748
0.10%, 6/22/2030(d)	EUR	1,187	1,323
1.00%, 6/22/2031(d)	EUR	2,150	2,576
1.45%, 6/22/2037(d)	EUR	1,620	2,030
1.90%, 6/22/2038(d)	EUR	1,835	2,450
3.75%, 6/22/2045(d)	EUR	520	935

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)

1.60%, 6/22/2047(d)	EUR	267	342
1.70%, 6/22/2050(d)	EUR	566	741
2.15%, 6/22/2066(d)	EUR	757	1,145

			14,290

Canada — 0.3%
Canada Government Bond
2.50%, 6/1/2024	CAD	2,000	1,614
2.25%, 6/1/2029	CAD	595	487
2.75%, 12/1/2048	CAD	478	429
2.00%, 12/1/2051	CAD	3,264	2,534
2.75%, 12/1/2064	CAD	350	323
Province of Alberta 2.90%, 12/1/2028	CAD	410	335
Province of British Columbia
4.70%, 6/18/2037	CAD	880	854
2.95%, 6/18/2050	CAD	505	401
Province of Ontario
2.30%, 9/8/2024	CAD	3,210	2,565
0.01%, 11/25/2030(d)	EUR	5,800	6,197

			15,739

China — 0.1%
Export-Import Bank of China (The) 0.75%, 5/28/2023(d)	EUR	3,800	4,299

Denmark — 0.1%
Kingdom of Denmark
0.25%, 11/15/2022	DKK	1,704	259
1.75%, 11/15/2025	DKK	2,373	385
0.50%, 11/15/2027	DKK	3,009	469
0.50%, 11/15/2029	DKK	10,080	1,573
4.50%, 11/15/2039	DKK	5,082	1,338
0.25%, 11/15/2052	DKK	1,240	182

			4,206

France — 0.8%
French Republic
0.75%, 5/25/2028(d)	EUR	11,410	13,399
1.50%, 5/25/2031(d)	EUR	2,455	3,064
1.25%, 5/25/2036(d)	EUR	9,315	11,365
1.75%, 6/25/2039(d)	EUR	3,048	4,044
3.25%, 5/25/2045(d)	EUR	619	1,047
2.00%, 5/25/2048(d)	EUR	312	439
1.50%, 5/25/2050(d)	EUR	4,052	5,153
0.75%, 5/25/2052(d)	EUR	1,276	1,334
0.75%, 5/25/2053(d)	EUR	679	702
1.75%, 5/25/2066(d)	EUR	186	255

			40,802

Germany — 0.3%
Bundesrepublik Deutschland
4.00%, 1/4/2037(d)	EUR	4,565	8,174
2.50%, 7/4/2044(d)	EUR	2,325	3,992
0.00%, 8/15/2050(d)	EUR	1,871	1,978

			14,144

Hungary — 0.1%
Hungary Government Bond
0.13%, 9/21/2028(f)	EUR	893	963
2.13%, 9/22/2031(f)		1,158	1,096

			2,059

Indonesia — 0.1%
Republic of Indonesia
2.15%, 7/18/2024(d)	EUR	1,120	1,308
1.30%, 3/23/2034	EUR	902	950

			2,258

Italy — 2.8%
Buoni Poliennali del Tesoro
1.20%, 4/1/2022(d)	EUR	3,090	3,481
1.00%, 7/15/2022(d)	EUR	17,773	20,099
0.90%, 8/1/2022(d)	EUR	18,050	20,417
0.95%, 3/1/2023(d)	EUR	2,161	2,462
0.60%, 6/15/2023(d)	EUR	5,747	6,543
2.45%, 10/1/2023(d)	EUR	1,738	2,040
0.65%, 10/15/2023(d)	EUR	2,220	2,531
0.00%, 1/15/2024(d)	EUR	6,940	7,813
0.00%, 8/15/2024(d)	EUR	10,230	11,477
0.35%, 2/1/2025(d)	EUR	3,646	4,122
1.85%, 7/1/2025(d)	EUR	1,037	1,229
0.00%, 4/1/2026(d)	EUR	12,460	13,749
0.25%, 3/15/2028(d)	EUR	10,660	11,608
0.95%, 12/1/2031(d)	EUR	5,096	5,548
1.65%, 3/1/2032(d)	EUR	721	839
2.25%, 9/1/2036(d)	EUR	2,982	3,638
0.95%, 3/1/2037(d)	EUR	6,190	6,316
1.80%, 3/1/2041(d)	EUR	553	616
4.75%, 9/1/2044(d)	EUR	122	208
1.50%, 4/30/2045(d)	EUR	4,518	4,660
2.70%, 3/1/2047(d)	EUR	207	265
3.45%, 3/1/2048(d)	EUR	211	306
2.15%, 9/1/2052(d)	EUR	1,606	1,814
2.80%, 3/1/2067(d)	EUR	612	751
Italian Republic Government Bond 2.38%, 10/17/2024		5,381	5,451

			137,983

Japan — 5.2%
Japan Bank for International Cooperation 1.63%, 1/20/2027		974	967
Japan Finance Organization for Municipalities 3.25%, 4/24/2023(f)		1,890	1,939
Japan Government Bond
0.10%, 12/20/2022	JPY	1,627,950	14,168
0.01%, 6/1/2023	JPY	970,000	8,437
0.80%, 9/20/2023	JPY	1,154,500	10,172
0.10%, 9/20/2024	JPY	1,835,600	16,010
0.50%, 9/20/2024	JPY	393,150	3,465
0.10%, 12/20/2024	JPY	405,400	3,538
0.10%, 6/20/2026	JPY	1,192,000	10,416
0.10%, 9/20/2026	JPY	2,308,150	20,166
0.10%, 9/20/2027	JPY	2,437,900	21,306
0.10%, 12/20/2029	JPY	756,650	6,595
0.10%, 3/20/2030	JPY	1,467,700	12,782
1.60%, 3/20/2032	JPY	2,016,550	19,990
1.50%, 6/20/2034	JPY	642,250	6,397
1.40%, 9/20/2034	JPY	1,944,050	19,176
0.70%, 3/20/2037	JPY	721,800	6,545
0.60%, 9/20/2037	JPY	842,050	7,512

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)

0.30%, 12/20/2039	JPY	1,418,350	11,889
0.40%, 6/20/2040	JPY	2,072,200	17,611
1.50%, 3/20/2045	JPY	667,700	6,872
1.40%, 12/20/2045	JPY	145,750	1,475
0.80%, 12/20/2047	JPY	628,950	5,595
0.40%, 9/20/2049	JPY	42,550	337
0.40%, 12/20/2049	JPY	1,030,350	8,142
0.40%, 3/20/2050	JPY	965,550	7,628
0.90%, 3/20/2057	JPY	269,150	2,419
0.50%, 3/20/2060	JPY	163,800	1,285

			252,834

Kuwait — 0.0%(a)
State of Kuwait 2.75%, 3/20/2022(d)		700	702

Netherlands — 0.2%
Kingdom of Netherlands
0.25%, 7/15/2029(d)	EUR	3,315	3,794
4.00%, 1/15/2037(d)	EUR	1,110	1,931
3.75%, 1/15/2042(d)	EUR	917	1,718
2.75%, 1/15/2047(d)	EUR	920	1,643
0.00%, 1/15/2052(d)	EUR	520	519

			9,605

Peru — 0.0%(a)
Republic of Peru 1.86%, 12/1/2032		487	428

Philippines — 0.0%(a)
Republic of Philippines 0.25%, 4/28/2025	EUR	1,303	1,453

Qatar — 0.0%(a)
State of Qatar 3.88%, 4/23/2023(f)		860	888

Romania — 0.0%(a)
Romania Government Bond 2.00%, 4/14/2033(f)	EUR	1,470	1,429

Saudi Arabia — 0.0%(a)
Kingdom of Saudi Arabia 2.25%, 2/2/2033(f)		914	869

South Korea — 0.4%
Export-Import Bank of Korea
0.00%, 10/19/2024(d)	EUR	10,060	11,309
0.75%, 9/21/2025		4,217	4,051
Republic of Korea 0.00%, 9/16/2025	EUR	1,276	1,426

			16,786

Spain — 1.2%
Bonos and Obligaciones del Estado
0.45%, 10/31/2022	EUR	1,521	1,721
4.80%, 1/31/2024(d)	EUR	5,800	7,189
3.80%, 4/30/2024(d)	EUR	1,340	1,645
0.00%, 1/31/2025	EUR	2,874	3,245
1.60%, 4/30/2025(d)	EUR	6,950	8,252
1.50%, 4/30/2027(d)	EUR	5,670	6,814
1.40%, 7/30/2028(d)	EUR	3,912	4,696
0.10%, 4/30/2031(d)	EUR	7,925	8,447
2.35%, 7/30/2033(d)	EUR	4,193	5,480
4.70%, 7/30/2041(d)	EUR	1,563	2,819
1.00%, 7/30/2042(d)	EUR	637	679
2.90%, 10/31/2046(d)	EUR	1,742	2,574
2.70%, 10/31/2048(d)	EUR	566	812
1.00%, 10/31/2050(d)	EUR	996	984
3.45%, 7/30/2066(d)	EUR	771	1,267

			56,624

Sweden — 0.1%
Kingdom of Sweden
1.50%, 11/13/2023(d)	SEK	4,690	517
1.00%, 11/12/2026(d)	SEK	5,010	556
0.75%, 5/12/2028	SEK	1,985	219
0.75%, 11/12/2029(d)	SEK	13,515	1,495
3.50%, 3/30/2039	SEK	1,370	216
0.50%, 11/24/2045	SEK	470	47
Svensk Exportkredit AB 2.88%, 3/14/2023		3,300	3,369

			6,419

United Arab Emirates — 0.0%(a)
United Arab Emirates Government Bond 0.75%, 9/2/2023(f)		1,569	1,553

United Kingdom — 1.6%
United Kingdom of Great Britain and Northern Ireland
1.00%, 4/22/2024(d)	GBP	4,360	5,861
0.63%, 6/7/2025(d)	GBP	9,742	12,927
1.25%, 7/22/2027(d)	GBP	7,537	10,216
4.25%, 3/7/2036(d)	GBP	2,922	5,338
1.75%, 9/7/2037(d)	GBP	4,533	6,318
4.75%, 12/7/2038(d)	GBP	1,018	2,042
1.25%, 10/22/2041(d)	GBP	1,150	1,475
0.88%, 1/31/2046(d)	GBP	5,125	5,999
4.25%, 12/7/2046(d)	GBP	4,735	9,965
1.50%, 7/22/2047(d)	GBP	4,357	5,852
1.75%, 7/22/2057(d)	GBP	4,109	6,082
2.50%, 7/22/2065(d)	GBP	2,557	4,810
1.63%, 10/22/2071(d)	GBP	290	448

			77,333

Venezuela, Bolivarian Republic of — 0.0%(a)
Bolivarian Republic of Venezuela
7.75%, 10/13/2019(d)(g)		10	1
12.75%, 8/23/2022(d)(g)		180	10
9.25%, 5/7/2028(d)(g)		180	10

			21

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $705,789)			675,911

CORPORATE BONDS — 13.7%
Australia — 0.2%
FMG Resources August 2006 Pty. Ltd.
4.50%, 9/15/2027(f)		4,565	4,672
4.38%, 4/1/2031(f)		5,893	5,930

			10,602

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)

Brazil — 0.0%(a)
Vale Overseas Ltd.
6.88%, 11/21/2036		301	382
6.88%, 11/10/2039(b)		526	675
Vale SA 5.63%, 9/11/2042 511			583

			1,640

Canada — 0.8%
1011778 BC ULC
4.38%, 1/15/2028(f)		4	4
4.00%, 10/15/2030(f)		260	241
Bombardier, Inc. 6.00%, 2/15/2028(f)		531	514
Garda World Security Corp.
4.63%, 2/15/2027(f)		95	93
9.50%, 11/1/2027(f)		130	136
GFL Environmental, Inc.
3.75%, 8/1/2025(f)		255	255
4.00%, 8/1/2028(f)		237	221
3.50%, 9/1/2028(f)		6,093	5,735
MEG Energy Corp. 6.50%, 1/15/2025(f)		72	73
Methanex Corp.
5.25%, 12/15/2029		4,644	4,698
5.65%, 12/1/2044		3,092	2,953
NOVA Chemicals Corp. 4.88%, 6/1/2024(f)		13	13
Ontario Teachers’ Finance Trust
1.10%, 10/19/2027(f)	CAD	773	571
0.10%, 5/19/2028(d)	EUR	2,955	3,244
0.05%, 11/25/2030(d)	EUR	5,225	5,587
Open Text Corp. 3.88%, 12/1/2029(f)		5,557	5,337
Open Text Holdings, Inc. 4.13%, 2/15/2030(f)		150	146
Parkland Corp.
4.50%, 10/1/2029(f)		4,282	4,117
4.63%, 5/1/2030(f)		3,581	3,438
Teck Resources Ltd. 6.00%, 8/15/2040		350	427
TransAlta Corp. 6.50%, 3/15/2040		835	902
Videotron Ltd. 5.13%, 4/15/2027(f)		535	547

			39,252

Cayman Islands — 0.0%(a)
Global Aircraft Leasing Co. Ltd. 6.50% (cash), 9/15/2024(f)(h)		1	1

Chile — 0.0%(a)
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047		355	391

Finland — 0.1%
Nokia OYJ 6.63%, 5/15/2039		3,793	4,779

France — 0.3%
Altice France SA 5.13%, 7/15/2029(f)		980	910
Dexia Credit Local SA
0.75%, 1/25/2023(d)	EUR	3,500	3,977
0.50%, 7/22/2023(d)	GBP	3,500	4,653
1.63%, 12/8/2023(d)	GBP	2,800	3,782
1.25%, 11/26/2024(d)	EUR	2,100	2,441

			15,763

Germany — 0.1%
Kreditanstalt fuer Wiederaufbau 0.00%, 12/15/2022	EUR	3,000	3,388
TK Elevator US Newco, Inc. 5.25%, 7/15/2027(f)		200	202

			3,590

Italy — 0.4%
Telecom Italia Capital SA
6.38%, 11/15/2033		5,113	5,249
6.00%, 9/30/2034		2,570	2,531
7.20%, 7/18/2036		4,313	4,591
7.72%, 6/4/2038		5,205	5,645

			18,016

Japan — 0.0%(a)
Development Bank of Japan, Inc. 3.13%, 9/6/2023(f)		1,850	1,903

Luxembourg — 0.0%(a)
Altice Financing SA 5.00%, 1/15/2028(f)		340	316
Altice France Holding SA 10.50%, 5/15/2027(f)		223	237
ArcelorMittal SA
7.00%, 10/15/2039(i)		686	875
6.75%, 3/1/2041(i)		707	901

			2,329

Macau — 0.0%(a)
Wynn Macau Ltd. 5.63%, 8/26/2028(f)		410	370

Netherlands — 0.2%
BNG Bank NV 4.75%, 3/6/2023(d)	AUD	602	444
Nederlandse Waterschapsbank NV 3.50%, 7/20/2027	AUD	3,120	2,349
Trivium Packaging Finance BV 5.50%, 8/15/2026(f)(i)		329	332
UPC Broadband Finco BV 4.88%, 7/15/2031(f)		5,882	5,827
VEON Holdings BV 3.38%, 11/25/2027(f)		200	182

			9,134

Saudi Arabia — 0.0%(a)
Saudi Arabian Oil Co. 1.25%, 11/24/2023(f)		400	397

Singapore — 0.3%
Temasek Financial I Ltd.
0.50%, 3/1/2022(d)	EUR	2,000	2,246
3.63%, 8/1/2028(f)		6,158	6,738
1.63%, 8/2/2031(f)		2,593	2,454
2.38%, 8/2/2041(b)(f)		2,538	2,393

			13,831

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
South Korea — 0.2%
Korea Development Bank (The)
3.00%, 3/19/2022		1,087	1,088
1.75%, 12/15/2022(d)	GBP	2,450	3,313
2.13%, 10/1/2024		1,826	1,849
Korea Southern Power Co. Ltd. 0.75%, 1/27/2026(f)		2,155	2,052

			8,302

Spain — 0.0%(a)
Telefonica Emisiones SA 5.52%, 3/1/2049		1,046	1,273

United Kingdom — 0.4%
INEOS Quattro Finance 2 plc 3.38%, 1/15/2026(f)		200	196
Marks & Spencer plc 7.13%, 12/1/2037(f)		2,475	2,790
Rolls-Royce plc 5.75%, 10/15/2027(f)		3,961	4,156
Virgin Media Secured Finance plc
5.50%, 5/15/2029(f)		445	453
4.50%, 8/15/2030(f)		846	804
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(f)		7,106	6,582
4.75%, 7/15/2031(f)		3,635	3,474

			18,455

United States — 10.7%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028(f)		94	95
ACCO Brands Corp. 4.25%, 3/15/2029(f)		923	881
Acrisure LLC 7.00%, 11/15/2025(f)		300	299
Adient US LLC 9.00%, 4/15/2025(f)		140	148
Adtalem Global Education, Inc. 5.50%, 3/1/2028(f)		2	2
AECOM 5.13%, 3/15/2027		177	184
Albertsons Cos., Inc.
3.25%, 3/15/2026(f)		118	114
4.63%, 1/15/2027(f)		330	338
3.50%, 3/15/2029(f)		326	308
4.88%, 2/15/2030(f)		235	239
Alcoa Nederland Holding BV 6.13%, 5/15/2028(f)		300	319
Allegheny Technologies, Inc. 5.88%, 12/1/2027		95	97
Alliant Holdings Intermediate LLC 6.75%, 10/15/2027(f)		274	271
Allied Universal Holdco LLC
6.63%, 7/15/2026(f)		90	93
9.75%, 7/15/2027(f)		479	505
Allison Transmission, Inc.
4.75%, 10/1/2027(f)		98	100
5.88%, 6/1/2029(f)		155	163
3.75%, 1/30/2031(f)		112	104
AMC Entertainment Holdings, Inc. 10.00% (cash), 6/15/2026(f)(h)		1	—	(c)
American Airlines Group, Inc. 3.75%, 3/1/2025(b)(f)		727	673
American Airlines, Inc.
5.50%, 4/20/2026(f)		160	164
5.75%, 4/20/2029(f)		6,867	7,030
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026(b)		253	258
6.50%, 4/1/2027(b)		107	110
5.00%, 10/1/2029(b)		185	171
AmeriGas Partners LP 5.50%, 5/20/2025		310	320
AmWINS Group, Inc. 4.88%, 6/30/2029(f)		100	98
Antero Midstream Partners LP 5.38%, 6/15/2029(f)		240	242
Antero Resources Corp.
8.38%, 7/15/2026(f)		105	117
5.38%, 3/1/2030(f)		190	197
Apache Corp.
4.63%, 11/15/2025		147	153
4.88%, 11/15/2027		169	175
Apollo Commercial Real Estate Finance, Inc.
REIT, 4.63%, 6/15/2029(f)		2	2
APX Group, Inc. 6.75%, 2/15/2027(f)		208	214
Aramark Services, Inc. 5.00%, 4/1/2025(f)		123	125
Arches Buyer, Inc. 4.25%, 6/1/2028(f)		235	222
Archrock Partners LP 6.88%, 4/1/2027(f)		85	87
Arconic Corp.
6.00%, 5/15/2025(f)		200	206
6.13%, 2/15/2028(f)		245	254
Ardagh Packaging Finance plc
4.13%, 8/15/2026(f)		440	436
5.25%, 8/15/2027(f)		220	216
Ashland LLC 6.88%, 5/15/2043		840	1,062
AssuredPartners, Inc. 7.00%, 8/15/2025(f)		200	200
Atkore, Inc. 4.25%, 6/1/2031(f)		118	116
Avantor Funding, Inc. 4.63%, 7/15/2028(f)		282	281
Avaya, Inc. 6.13%, 9/15/2028(f)		84	86
Avis Budget Car Rental LLC 5.75%, 7/15/2027(b)(f)		287	295
Axalta Coating Systems LLC 4.75%, 6/15/2027(f)		260	267
B&G Foods, Inc. 5.25%, 4/1/2025		135	137
Ball Corp.
2.88%, 8/15/2030		1,213	1,125
3.13%, 9/15/2031		5,795	5,411
Bath & Body Works, Inc.
7.50%, 6/15/2029		245	268
6.88%, 11/1/2035		4,761	5,475
6.75%, 7/1/2036		5,109	5,805
Bausch Health Americas, Inc.
9.25%, 4/1/2026(f)		450	463
8.50%, 1/31/2027(f)		520	526

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bausch Health Cos., Inc.
9.00%, 12/15/2025(f)	220	230
5.00%, 1/30/2028(f)	1,063	896
4.88%, 6/1/2028(f)	340	322
5.00%, 2/15/2029(f)	142	114
5.25%, 1/30/2030(f)	102	82
5.25%, 2/15/2031(f)	113	90
Block, Inc. 3.50%, 6/1/2031(f)	295	281
Boeing Co. (The)
6.88%, 3/15/2039	300	397
5.93%, 5/1/2060	1,480	1,877
Boyd Gaming Corp. 4.75%, 12/1/2027	261	260
BroadStreet Partners, Inc. 5.88%, 4/15/2029(f)	100	95
Brookfield Property REIT, Inc. REIT, 4.50%, 4/1/2027(f)	253	239
Buckeye Partners LP
4.13%, 3/1/2025(f)	379	377
4.50%, 3/1/2028(f)	1,871	1,821
5.85%, 11/15/2043	2,126	1,945
Builders FirstSource, Inc. 4.25%, 2/1/2032(b)(f)	4,445	4,352
Caesars Entertainment, Inc.
8.13%, 7/1/2027(f)	411	443
4.63%, 10/15/2029(f)	230	220
Caesars Resort Collection LLC 5.75%, 7/1/2025(f)	331	341
Calpine Corp.
5.13%, 3/15/2028(f)	535	522
3.75%, 3/1/2031(f)	6,267	5,694
Carnival Corp.
10.50%, 2/1/2026(f)	70	79
9.88%, 8/1/2027(f)	175	196
6.00%, 5/1/2029(f)	406	390
Carvana Co. 5.63%, 10/1/2025(f)	306	290
CCO Holdings LLC
5.13%, 5/1/2027(f)	600	615
5.00%, 2/1/2028(f)	647	655
4.75%, 3/1/2030(f)	747	741
4.25%, 2/1/2031(f)	884	843
4.50%, 5/1/2032	1,303	1,256
4.50%, 6/1/2033(f)	4,480	4,261
4.25%, 1/15/2034(f)	3,500	3,239
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(f)	185	193
CDK Global, Inc.
4.88%, 6/1/2027	80	82
5.25%, 5/15/2029(f)	93	97
Cedar Fair LP
5.50%, 5/1/2025(f)	180	186
5.38%, 4/15/2027	101	102
Centene Corp.
4.25%, 12/15/2027	106	109
4.63%, 12/15/2029	1,188	1,235
Central Garden & Pet Co. 4.13%, 10/15/2030(b)	5,871	5,643
CF Industries, Inc.
4.95%, 6/1/2043	99	113
5.38%, 3/15/2044	2,115	2,559
Charter Communications Operating LLC
5.75%, 4/1/2048(b)	986	1,132
4.80%, 3/1/2050	836	854
6.83%, 10/23/2055	281	374
3.85%, 4/1/2061	3,262	2,806
4.40%, 12/1/2061(b)	487	461
Chemours Co. (The) 5.38%, 5/15/2027(b)	365	375
Cheniere Energy Partners LP
4.00%, 3/1/2031	75	75
3.25%, 1/31/2032(f)	100	94
Cheniere Energy, Inc. 4.63%, 10/15/2028	104	106
Chesapeake Energy Corp. 5.88%, 2/1/2029(f)	315	328
Cinemark USA, Inc. 8.75%, 5/1/2025(f)	150	157
Clarios Global LP
6.75%, 5/15/2025(f)	234	243
6.25%, 5/15/2026(f)	90	93
Clarivate Science Holdings Corp. 3.88%, 7/1/2028(f)	295	281
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028(f)	128	133
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027(f)	630	630
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	29	30
4.63%, 3/1/2029(f)	153	149
4.88%, 3/1/2031(b)(f)	180	177
CNX Resources Corp. 7.25%, 3/14/2027(f)	185	194
Coinbase Global, Inc.
3.38%, 10/1/2028(b)(f)	500	448
3.63%, 10/1/2031(b)(f)	500	436
Colgate Energy Partners III LLC 5.88%, 7/1/2029(f)	156	158
CommScope, Inc.
6.00%, 3/1/2026(f)	560	567
8.25%, 3/1/2027(f)	255	250
Community Health Systems, Inc.
5.63%, 3/15/2027(f)	106	107
6.13%, 4/1/2030(b)(f)	285	271
4.75%, 2/15/2031(f)	400	382
Comstock Resources, Inc. 6.75%, 3/1/2029(f)	280	288
Conduent Business Services LLC 6.00%, 11/1/2029(f)	142	140
Continental Resources, Inc.
5.75%, 1/15/2031(f)	83	94
4.90%, 6/1/2044	2,978	3,135
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029(f)	134	138
Crestwood Midstream Partners LP 5.75%, 4/1/2025	206	208
CSC Holdings LLC
5.50%, 4/15/2027(f)	335	343
5.38%, 2/1/2028(f)	200	201
6.50%, 2/1/2029(f)	200	208

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
5.75%, 1/15/2030(f)	400		377
4.13%, 12/1/2030(f)	6,189		5,664
3.38%, 2/15/2031(f)	6,477		5,651
4.50%, 11/15/2031(f)	7,261		6,765
Curo Group Holdings Corp. 7.50%, 8/1/2028(f)	100		94
CVR Energy, Inc. 5.25%, 2/15/2025(f)	2		2
Dana, Inc. 5.38%, 11/15/2027	94		97
DaVita, Inc. 4.63%, 6/1/2030(f)	475		462
DCP Midstream Operating LP 5.38%, 7/15/2025	433		456
Dell International LLC 8.35%, 7/15/2046(b)	75		118
Dell, Inc. 6.50%, 4/15/2038	480		578
Delta Air Lines, Inc.
4.50%, 10/20/2025(f)	1		1
4.38%, 4/19/2028(b)	2,936		2,993
4.75%, 10/20/2028(f)	—	(c)	—	(c)
3.75%, 10/28/2029(b)	3,113		3,022
Diamond Sports Group LLC 5.38%, 8/15/2026(b)(f)	207		96
Directv Financing LLC 5.88%, 8/15/2027(f)	285		286
DISH DBS Corp. 7.75%, 7/1/2026	489		503
Diversified Healthcare Trust
REIT, 4.75%, 2/15/2028	100		94
REIT, 4.38%, 3/1/2031	2,253		2,032
DT Midstream, Inc. 4.38%, 6/15/2031(f)	2,030		2,005
Dycom Industries, Inc. 4.50%, 4/15/2029(f)	3,875		3,795
Edgewell Personal Care Co. 5.50%, 6/1/2028(f)	250		259
Elanco Animal Health, Inc. 5.90%, 8/28/2028(i)	1,166		1,271
Element Solutions, Inc. 3.88%, 9/1/2028(f)	235		226
Embarq Corp. 8.00%, 6/1/2036	2,428		2,499
Emergent BioSolutions, Inc. 3.88%, 8/15/2028(b)(f)	6,556		6,031
Encompass Health Corp. 4.50%, 2/1/2028	335		334
Energizer Holdings, Inc. 4.38%, 3/31/2029(f)	390		369
Energy Transfer LP
6.50%, 2/1/2042	10		12
5.00%, 5/15/2044(i)	102		106
5.35%, 5/15/2045	430		464
5.30%, 4/15/2047	345		379
6.00%, 6/15/2048	160		189
6.25%, 4/15/2049	450		548
EnerSys 4.38%, 12/15/2027(f)	845		859
EnLink Midstream LLC
5.63%, 1/15/2028(f)	3,944		4,049
5.38%, 6/1/2029	7,070		7,135
EnLink Midstream Partners LP
4.40%, 4/1/2024	105		106
5.05%, 4/1/2045	3,414		2,926
5.45%, 6/1/2047	7,331		6,524
EPR Properties REIT, 4.95%, 4/15/2028	270		284
EQM Midstream Partners LP
6.00%, 7/1/2025(f)	270		279
5.50%, 7/15/2028	3,226		3,265
4.50%, 1/15/2029(f)	3,748		3,579
4.75%, 1/15/2031(f)	4,611		4,413
6.50%, 7/15/2048	5,928		6,373
EQT Corp.
3.00%, 10/1/2022(b)	144		145
6.63%, 2/1/2025(i)	200		215
7.50%, 2/1/2030(b)(i)	1,820		2,168
Exela Intermediate LLC 11.50%, 7/15/2026(f)	48		30
First-Citizens Bank & Trust Co. 4.75%, 2/16/2024	221		234
FirstEnergy Corp.
Series B, 4.15%, 7/15/2027(i)	285		290
Series C, 5.10%, 7/15/2047(i)	1,830		1,990
FirstEnergy Transmission LLC
5.45%, 7/15/2044(f)	1,472		1,720
4.55%, 4/1/2049(f)	920		975
Fluor Corp. 4.25%, 9/15/2028(b)	5,883		5,861
Ford Motor Co. 5.29%, 12/8/2046	3,039		3,335
Ford Motor Credit Co. LLC
4.06%, 11/1/2024	420		428
5.13%, 6/16/2025	235		247
4.39%, 1/8/2026	750		772
4.13%, 8/17/2027	380		389
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025(f)	100		103
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028(f)	100		97
Freedom Mortgage Corp.
8.25%, 4/15/2025(f)	100		100
6.63%, 1/15/2027(f)	100		93
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	535		552
4.25%, 3/1/2030	215		219
5.40%, 11/14/2034	2,094		2,418
5.45%, 3/15/2043	2,420		2,846
Frontier Communications Holdings LLC
5.88%, 10/15/2027(f)	182		187
6.75%, 5/1/2029(f)	292		293
Gap, Inc. (The) 3.63%, 10/1/2029(f)	130		121
Gartner, Inc.
4.50%, 7/1/2028(f)	135		138
3.63%, 6/15/2029(f)	350		339

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Genesis Energy LP
7.75%, 2/1/2028	114	112
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029(f)	3,583	3,585
5.25%, 4/30/2031	4,440	4,479
5.25%, 7/15/2031(f)	4,270	4,299
5.63%, 4/30/2033	5,593	5,700
Graphic Packaging International LLC 3.75%, 2/1/2030(f)	7,086	6,803
Greif, Inc. 6.50%, 3/1/2027(f)	104	108
Griffon Corp. 5.75%, 3/1/2028	250	250
Group 1 Automotive, Inc. 4.00%, 8/15/2028(f)	330	316
GrubHub Holdings, Inc. 5.50%, 7/1/2027(f)	144	140
HAT Holdings I LLC REIT, 3.75%, 9/15/2030(f)	709	669
Hawaiian Brand Intellectual Property Ltd. 5.75%, 1/20/2026(f)	1	1
HCA, Inc.
5.63%, 9/1/2028	835	931
5.88%, 2/1/2029	275	311
3.50%, 9/1/2030	641	638
7.50%, 11/15/2095	2,000	2,569
Herc Holdings, Inc. 5.50%, 7/15/2027(f)	320	329
Hertz Corp. (The) 4.63%, 12/1/2026(f)	227	220
Hess Midstream Operations LP 4.25%, 2/15/2030(f)	300	289
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029(f)	245	239
4.88%, 1/15/2030	82	84
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	127	130
Hologic, Inc. 3.25%, 2/15/2029(f)	345	327
Home Point Capital, Inc. 5.00%, 2/1/2026(f)	100	87
Howard Hughes Corp. (The)
4.13%, 2/1/2029(f)	90	86
4.38%, 2/1/2031(f)	90	86
Howmet Aerospace, Inc.
5.90%, 2/1/2027	233	251
3.00%, 1/15/2029(b)	5,796	5,490
5.95%, 2/1/2037	4,874	5,471
HUB International Ltd. 5.63%, 12/1/2029(f)	288	283
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	105	113
Icahn Enterprises LP
4.75%, 9/15/2024	40	40
6.38%, 12/15/2025	96	98
6.25%, 5/15/2026	241	248
5.25%, 5/15/2027	3,003	3,025
4.38%, 2/1/2029	5,307	5,044
iHeartCommunications, Inc.
8.38%, 5/1/2027	68	71
5.25%, 8/15/2027(f)	420	427
II-VI, Inc. 5.00%, 12/15/2029(f)	183	183
Imola Merger Corp. 4.75%, 5/15/2029(f)	385	375
International Game Technology plc 6.50%, 2/15/2025(f)	300	319
IQVIA, Inc. 5.00%, 5/15/2027(f)	317	324
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(f)	115	115
REIT, 5.25%, 7/15/2030(f)	6,860	6,812
REIT, 4.50%, 2/15/2031(f)	5,044	4,783
REIT, 5.63%, 7/15/2032(f)	6,625	6,697
Jazz Securities DAC 4.38%, 1/15/2029(f)	385	380
JBS USA LUX SA 6.75%, 2/15/2028(f)	89	95
Kaiser Aluminum Corp.
4.63%, 3/1/2028(f)	280	269
4.50%, 6/1/2031(f)	6,096	5,791
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	290	288
Kraft Heinz Foods Co. 5.50%, 6/1/2050	2,345	2,898
LABL, Inc.
6.75%, 7/15/2026(f)	360	365
10.50%, 7/15/2027(f)	95	98
Lamar Media Corp. 4.00%, 2/15/2030	260	250
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030(f)	5,573	5,506
4.38%, 1/31/2032(f)	6,186	6,101
Level 3 Financing, Inc.
4.63%, 9/15/2027(f)	610	607
3.63%, 1/15/2029(f)	7,167	6,522
3.75%, 7/15/2029(f)	500	456
Live Nation Entertainment, Inc. 6.50%, 5/15/2027(f)	420	452
Lumen Technologies, Inc.
Series Y, 7.50%, 4/1/2024	65	70
5.63%, 4/1/2025	155	160
Series G, 6.88%, 1/15/2028	2,774	2,968
4.50%, 1/15/2029(f)	774	709
Series P, 7.60%, 9/15/2039	4,187	4,187
Series U, 7.65%, 3/15/2042	3,819	3,837
Madison IAQ LLC 4.13%, 6/30/2028(f)	300	286
Marathon Oil Corp. 5.20%, 6/1/2045(b)	208	237
MasTec, Inc. 4.50%, 8/15/2028(f)	325	329
Matador Resources Co. 5.88%, 9/15/2026	185	188
Mattel, Inc. 3.38%, 4/1/2026(f)	282	281
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024(f)	501	500
7.25%, 4/15/2025(f)	190	189
MDC Holdings, Inc. 6.00%, 1/15/2043	1,811	2,119

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MGM Growth Properties Operating Partnership LP
REIT, 5.75%, 2/1/2027	978	1,081
REIT, 4.50%, 1/15/2028	350	369
MGM Resorts International 6.75%, 5/1/2025	155	161
5.75%, 6/15/2025	104	109
5.50%, 4/15/2027	1,874	1,935
MicroStrategy, Inc. 6.13%, 6/15/2028(b)(f)	143	137
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029(f)	300	289
5.25%, 10/1/2029(f)	10	10
MPT Operating Partnership LP REIT, 5.00%, 10/15/2027	245	252
Mueller Water Products, Inc. 4.00%, 6/15/2029(f)	3,200	3,136
Murphy Oil Corp. 6.37%, 12/1/2042(i)	1,083	1,036
Mylan, Inc. 5.20%, 4/15/2048	649	755
Nabors Industries, Inc.
5.75%, 2/1/2025	165	152
7.38%, 5/15/2027(f)	101	104
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028(f)	145	142
Navient Corp.
6.13%, 3/25/2024	140	146
5.00%, 3/15/2027	2	2
4.88%, 3/15/2028(b)	6,150	5,881
5.50%, 3/15/2029	6,177	6,027
NCL Corp. Ltd.
3.63%, 12/15/2024(b)(f)	130	120
5.88%, 3/15/2026(f)	130	124
NCL Finance Ltd. 6.13%, 3/15/2028(f)	130	123
NCR Corp.
5.75%, 9/1/2027(f)	380	386
5.13%, 4/15/2029(f)	88	88
6.13%, 9/1/2029(f)	110	115
Netflix, Inc.
5.38%, 11/15/2029(f)	67	76
4.88%, 6/15/2030(b)(f)	780	869
New Albertsons LP 8.00%, 5/1/2031	80	95
New Residential Investment Corp. REIT, 6.25%, 10/15/2025(f)	100	99
Newell Brands, Inc. 4.70%, 4/1/2026(i)	420	440
5.87%, 4/1/2036(i)	2,303	2,707
6.00%, 4/1/2046(i)	4,621	5,453
News Corp. 3.88%, 5/15/2029(f)	245	235
Nexstar Media, Inc.
5.63%, 7/15/2027(f)	369	378
4.75%, 11/1/2028(f)	105	104
NFP Corp.
4.88%, 8/15/2028(f)	100	98
6.88%, 8/15/2028(f)	200	190
NGL Energy Operating LLC 7.50%, 2/1/2026(f)	2	2
NGL Energy Partners LP 7.50%, 11/1/2023	300	292
Nielsen Finance LLC 5.63%, 10/1/2028(f)	344	343
NMG Holding Co., Inc. 7.13%, 4/1/2026(f)	113	116
Nordstrom, Inc.
4.38%, 4/1/2030(b)	2,539	2,379
4.25%, 8/1/2031(b)	5,749	5,316
5.00%, 1/15/2044(b)	2,750	2,451
Novelis Corp. 4.75%, 1/30/2030(f)	355	353
NRG Energy, Inc.
5.75%, 1/15/2028	230	238
3.63%, 2/15/2031(f)	7,357	6,823
3.88%, 2/15/2032(f)	6,078	5,715
NuStar Logistics LP
5.75%, 10/1/2025	76	79
6.38%, 10/1/2030	6,584	7,122
Occidental Petroleum Corp.
8.00%, 7/15/2025	320	364
5.88%, 9/1/2025	87	93
5.55%, 3/15/2026	100	107
8.50%, 7/15/2027	120	144
6.38%, 9/1/2028	87	99
3.50%, 8/15/2029	47	46
8.88%, 7/15/2030	139	180
6.63%, 9/1/2030	152	179
Olin Corp. 5.13%, 9/15/2027	140	143
ON Semiconductor Corp. 3.88%, 9/1/2028(f)	260	258
OneMain Finance Corp.
6.88%, 3/15/2025	5	5
7.13%, 3/15/2026	167	184
6.63%, 1/15/2028	1,112	1,193
5.38%, 11/15/2029	1,430	1,452
4.00%, 9/15/2030(b)	423	394
ONEOK, Inc. 7.15%, 1/15/2051	404	557
Organon & Co. 4.13%, 4/30/2028(f)	250	246
Outfront Media Capital LLC 5.00%, 8/15/2027(f)	162	161
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027(f)	225	236
Pacific Gas and Electric Co.
4.50%, 7/1/2040	270	264
4.20%, 6/1/2041	500	474
4.60%, 6/15/2043	392	381
4.75%, 2/15/2044	386	380
4.30%, 3/15/2045	400	375
4.25%, 3/15/2046	345	327
4.00%, 12/1/2046	910	833
3.95%, 12/1/2047	911	817
4.95%, 7/1/2050	350	357
3.50%, 8/1/2050	6	5
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027(f)	340	321
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(f)	427	430

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Park Intermediate Holdings LLC
REIT, 4.88%, 5/15/2029(f)	200	198
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028(b)	2,623	2,539
PBF Holding Co. LLC
9.25%, 5/15/2025(f)	236	230
6.00%, 2/15/2028	95	67
PDC Energy, Inc. 5.75%, 5/15/2026	161	164
PennyMac Financial Services, Inc. 5.38%, 10/15/2025(f)	150	149
Penske Automotive Group, Inc. 3.75%, 6/15/2029	245	231
Performance Food Group, Inc. 5.50%, 10/15/2027(f)	233	238
Perrigo Finance Unlimited Co.
3.90%, 6/15/2030(b)(i)	5,879	5,654
4.90%, 12/15/2044	2,476	2,374
PetSmart, Inc. 4.75%, 2/15/2028(f)	400	399
PG&E Corp. 5.00%, 7/1/2028(b)	265	265
Plains All American Pipeline LP
5.15%, 6/1/2042	10	11
4.90%, 2/15/2045(b)	942	960
Plantronics, Inc. 4.75%, 3/1/2029(b)(f)	250	227
Post Holdings, Inc.
5.63%, 1/15/2028(f)	265	272
5.50%, 12/15/2029(f)	225	231
Presidio Holdings, Inc. 4.88%, 2/1/2027(f)	285	290
Prestige Brands, Inc. 5.13%, 1/15/2028(f)	135	136
Prime Security Services Borrower LLC
5.75%, 4/15/2026(f)	333	345
6.25%, 1/15/2028(f)	128	128
QVC, Inc.
4.75%, 2/15/2027	762	725
4.38%, 9/1/2028	5,083	4,683
5.45%, 8/15/2034	4,000	3,630
5.95%, 3/15/2043	2,770	2,521
Radian Group, Inc. 4.88%, 3/15/2027	314	325
Range Resources Corp. 9.25%, 2/1/2026	195	208
Resorts World Las Vegas LLC 4.63%, 4/16/2029(f)	200	191
RHP Hotel Properties LP REIT, 4.75%, 10/15/2027	340	335
Rite Aid Corp.
7.50%, 7/1/2025(f)	273	269
8.00%, 11/15/2026(f)	278	273
Rocket Mortgage LLC 3.63%, 3/1/2029(f)	250	234
Royal Caribbean Cruises Ltd.
9.13%, 6/15/2023(f)	94	99
11.50%, 6/1/2025(f)	213	236
Sabre GLBL, Inc. 9.25%, 4/15/2025(f)	120	135
SBA Communications Corp.
REIT, 3.88%, 2/15/2027	185	187
REIT, 3.13%, 2/1/2029	87	81
Scientific Games International, Inc.
7.00%, 5/15/2028(f)	350	368
7.25%, 11/15/2029(f)	91	98
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	330	336
Scripps Escrow II, Inc. 3.88%, 1/15/2029(f)	195	186
Seagate HDD Cayman
4.13%, 1/15/2031	4,705	4,616
3.38%, 7/15/2031(b)	1,845	1,713
5.75%, 12/1/2034	3,832	4,156
Sealed Air Corp. 6.88%, 7/15/2033(f)	492	588
Sensata Technologies, Inc.
4.38%, 2/15/2030(f)	1,689	1,688
3.75%, 2/15/2031(f)	1,379	1,296
Service Corp. International
4.63%, 12/15/2027	160	164
5.13%, 6/1/2029	205	215
Service Properties Trust REIT, 4.35%, 10/1/2024	248	237
Sinclair Television Group, Inc. 4.13%, 12/1/2030(f)	250	230
Sirius XM Radio, Inc.
5.00%, 8/1/2027(f)	190	194
4.00%, 7/15/2028(f)	100	97
5.50%, 7/1/2029(f)	445	462
4.13%, 7/1/2030(f)	405	386
3.88%, 9/1/2031(f)	1,424	1,317
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(f)	300	313
Sonic Automotive, Inc. 4.88%, 11/15/2031(b)(f)	500	483
Southwestern Energy Co. 5.95%, 1/23/2025(i)	38	40
Spectrum Brands, Inc. 5.00%, 10/1/2029(f)	269	278
Spirit AeroSystems, Inc.
7.50%, 4/15/2025(f)	135	140
4.60%, 6/15/2028(b)	174	168
Sprint Capital Corp. 8.75%, 3/15/2032	577	806
SS&C Technologies, Inc. 5.50%, 9/30/2027(f)	226	233
Standard Industries, Inc. 4.75%, 1/15/2028(f)	515	508
Staples, Inc.
7.50%, 4/15/2026(f)	480	473
10.75%, 4/15/2027(b)(f)	180	168
Station Casinos LLC 4.50%, 2/15/2028(f)	199	193
Summit Materials LLC 5.25%, 1/15/2029(f)	230	235
Sunoco LP
4.50%, 5/15/2029	100	98
4.50%, 4/30/2030(f)	2	2
Talen Energy Supply LLC 10.50%, 1/15/2026(b)(f)	200	93

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tallgrass Energy Partners LP 7.50%, 10/1/2025(f)	315	331
Targa Resources Partners LP
5.88%, 4/15/2026	93	96
5.38%, 2/1/2027	480	492
5.50%, 3/1/2030	240	254
4.88%, 2/1/2031	135	141
4.00%, 1/15/2032(f)	71	71
Taylor Morrison Communities, Inc.
5.75%, 1/15/2028(f)	1,474	1,570
5.13%, 8/1/2030(f)	13	13
TEGNA, Inc. 5.00%, 9/15/2029	564	555
Teleflex, Inc. 4.63%, 11/15/2027	210	214
Tempur Sealy International, Inc.
4.00%, 4/15/2029(f)	380	364
3.88%, 10/15/2031(f)	10	10
Tenet Healthcare Corp.
4.63%, 9/1/2024(f)	410	415
7.50%, 4/1/2025(f)	85	88
6.25%, 2/1/2027(f)	650	665
5.13%, 11/1/2027(f)	294	295
TerraForm Power Operating LLC 5.00%, 1/31/2028(f)	5,652	5,723
T-Mobile USA, Inc.
2.25%, 2/15/2026	72	70
4.75%, 2/1/2028	927	958
Topaz Solar Farms LLC 5.75%, 9/30/2039(f)	708	819
TransDigm, Inc.
6.25%, 3/15/2026(f)	454	469
5.50%, 11/15/2027	211	212
Transocean, Inc.
11.50%, 1/30/2027(f)	121	120
8.00%, 2/1/2027(b)(f)	257	194
Travel + Leisure Co.
6.00%, 4/1/2027(i)	87	90
4.50%, 12/1/2029(f)	7,262	7,010
4.63%, 3/1/2030(f)	896	877
Tutor Perini Corp. 6.88%, 5/1/2025(b)(f)	140	139
Twilio, Inc. 3.63%, 3/15/2029	149	143
Uber Technologies, Inc.
7.50%, 5/15/2025(f)	245	256
4.50%, 8/15/2029(f)	358	347
United Airlines, Inc. 4.63%, 4/15/2029(f)	60	59
United Rentals North America, Inc.
5.50%, 5/15/2027	175	181
4.88%, 1/15/2028	90	93
5.25%, 1/15/2030	260	273
3.88%, 2/15/2031	1,510	1,470
United States Cellular Corp. 6.70%, 12/15/2033	2,332	2,586
United Wholesale Mortgage LLC
5.50%, 11/15/2025(f)	60	58
5.50%, 4/15/2029(f)	70	64
Uniti Group LP REIT, 7.88%, 2/15/2025(f)	180	187
Univision Communications, Inc.
4.50%, 5/1/2029(f)	245	243
Venture Global Calcasieu Pass LLC 3.88%, 11/1/2033(f)	423	419
Veritas US, Inc. 7.50%, 9/1/2025(f)	244	249
VICI Properties LP
REIT, 4.25%, 12/1/2026(f)	76	77
REIT, 4.63%, 12/1/2029(f)	136	140
REIT, 4.13%, 8/15/2030(f)	335	336
Vistra Operations Co. LLC
5.63%, 2/15/2027(f)	320	326
5.00%, 7/31/2027(f)	185	187
4.38%, 5/1/2029(f)	5,420	5,230
W&T Offshore, Inc. 9.75%, 11/1/2023(f)	148	144
Weatherford International Ltd. 8.63%, 4/30/2030(f)	300	305
WESCO Distribution, Inc.
7.13%, 6/15/2025(f)	247	259
7.25%, 6/15/2028(f)	207	222
Western Digital Corp. 4.75%, 2/15/2026	73	77
Western Midstream Operating LP
4.35%, 2/1/2025(i)	155	157
5.45%, 4/1/2044	2,261	2,498
5.30%, 3/1/2048	1,697	1,875
5.50%, 8/15/2048	2,133	2,357
6.50%, 2/1/2050(i)	6,066	6,655
WMG Acquisition Corp.
3.88%, 7/15/2030(f)	315	301
3.00%, 2/15/2031(f)	1,242	1,127
Wolverine Escrow LLC 9.00%, 11/15/2026(f)	283	248
WR Grace Holdings LLC 5.63%, 8/15/2029(f)	258	249
WW International, Inc. 4.50%, 4/15/2029(f)	500	442
Wynn Las Vegas LLC 5.50%, 3/1/2025(f)	358	360
Wynn Resorts Finance LLC 5.13%, 10/1/2029(f)	160	155
Xerox Holdings Corp. 5.50%, 8/15/2028(f)	6,856	6,894
XPO Logistics, Inc. 6.25%, 5/1/2025(f)	180	186
Yum! Brands, Inc.
4.75%, 1/15/2030(f)	145	149
3.63%, 3/15/2031	227	215
4.63%, 1/31/2032	4,967	4,943
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(f)	240	227
Ziff Davis, Inc. 4.63%, 10/15/2030(f)	510	499
		—

		522,964

Venezuela, Bolivarian Republic of — 0.0%(a)
Petroleos de Venezuela SA
8.50%, 10/27/2020(d)(g)	75	11
9.00%, 11/17/2021(d)(g)	50	2

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
12.75%, 2/17/2022(d)(g)	120		4
			—

			17

TOTAL CORPORATE BONDS (Cost $697,405)			673,009

U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Notes 0.13%, 1/31/2023(j)(Cost $86,479)	86,809		86,213

	Shares (000)
EXCHANGE-TRADED FUNDS — 0.5%
United States — 0.5%
iShares MSCI India ETF(Cost $14,116)	482		22,092

	No. of Warrants (000)
WARRANTS — 0.2%
France — 0.0%(a)
BNP Paribas Issuance BV expiring 9/30/2022*	187		464
expiring 9/26/2022*	34		255
expiring 9/26/2022*	5		179
expiring 9/30/2022*	32		108
expiring 9/30/2022*	2		104
expiring 9/26/2022*	7		85
expiring 10/21/2022*	4		70

			1,265

Switzerland — 0.2%
UBS AG expiring 12/15/2022*	113		1,366
expiring 7/20/2022*	27		204
expiring 4/18/2022*	20		227
expiring 8/9/2022*	5		247
expiring 7/8/2022*	13		273
expiring 4/25/2022*	146		304
expiring 4/25/2022*‡	16		34
expiring 8/9/2022*	8		364
expiring 3/24/2022*	44		376
expiring 12/23/2022*	21		474
expiring 12/12/2022*	13		150
expiring 8/16/2022*	55		492
expiring 12/23/2022*	16		612
expiring 3/24/2022*‡	253		625
expiring 4/8/2022*	53		641
expiring 1/16/2023*	17		664
expiring 1/30/2023*	14		687
expiring 10/3/2022*	63		700
expiring 5/2/2022*	62		714
expiring 2/27/2023*	229		764
expiring 8/26/2022*	14		526
expiring 2/27/2023*	2		25

			10,469

United Kingdom — 0.0%(a)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD*‡	1		17

United States — 0.0%(a)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD*‡	—	(c)	7

TOTAL WARRANTS (Cost $13,616)			11,758

	Principal Amount ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
United States — 0.2%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.29%, 7/25/2023(k)	101,699		392
Series KC03, Class X1, IO, 0.49%, 11/25/2024(k)	29,720		348
Series K078, Class X1, IO, 0.09%, 6/25/2028(k)	63,345		488
Series K082, Class X1, IO, 0.01%, 9/25/2028(k)	419,897		1,643
Series K083, Class X1, IO, 0.03%, 9/25/2028(k)	133,746		668
FNMA ACES Series 2019-M21, Class X2, IO, 1.31%, 2/25/2031(k)	3,326		307
FREMF Series 2018-KF46, Class B, 2.05%, 3/25/2028(f)(k)	265		259
FREMF Mortgage Trust
Series 2017-KF31, Class B, 3.00%, 4/25/2024(f)(k)	141		140
Series 2017-KF32, Class B, 2.65%, 5/25/2024(f)(k)	298		298
Series 2017-KF36, Class B, 2.75%, 8/25/2024(f)(k)	296		296
Series 2017-KF38, Class B, 2.60%, 9/25/2024(f)(k)	194		194
Series 2018-KF45, Class B, 2.05%, 3/25/2025(f)(k)	504		502
Series 2018-KF47, Class B, 2.10%, 5/25/2025(f)(k)	237		234
Series 2018-KF49, Class B, 2.00%, 6/25/2025(f)(k)	213		206
Series 2019-KF63, Class B, 2.45%, 5/25/2029(f)(k)	1,385		1,385
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 5.82%, 7/15/2044(k)	50		49
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(k)	923		417
Velocity Commercial Capital Loan Trust Series 2018-2, Class M2, 4.51%, 10/26/2048‡(f)(k)	259		263

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Principal Amount ($000)		Value ($000)
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(f)(k)		381		384
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class XA, IO, 1.59%, 8/15/2052(k)		3,837		352

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,131)				8,825

SUPRANATIONAL — 0.1%
Asian Development Bank 3.40%, 9/10/2027(d)	AUD	3,030		2,289
European Investment Bank 0.50%, 6/21/2023	AUD	1,210		850
Inter-American Development Bank 0.50%, 5/23/2023	CAD	3,650		2,839
1.70%, 10/10/2024	CAD	800		630
4.40%, 1/26/2026	CAD	614		530

TOTAL SUPRANATIONAL (Cost $7,154)				7,138

ASSET-BACKED SECURITIES — 0.1%
United States — 0.1%
ABFC Trust
Series 2004-HE1, Class M1, 1.01%, 3/25/2034‡(k)		211		209
Countrywide Asset-Backed Certificates
Series 2004-3, Class M1, 0.86%, 6/25/2034‡(k)		57		56
OneMain Financial Issuance Trust
Series 2015-3A, Class C, 5.82%, 11/20/2028‡(f)		965		967
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(f)		1,045		1,045

TOTAL ASSET-BACKED SECURITIES (Cost $2,261)				2,277

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(a)
United States — 0.0%(a)
Bear Stearns Asset-Backed Securities I Trust
Series 2004-AC3, Class M1, 0.66%, 6/25/2034‡(k)		307		286
CHL GMSR Issuer Trust
Series 2018-GT1, Class B, 3.61%, 5/25/2023‡(f)(k)		840		836
CHL Mortgage Pass-Through Trust
Series 2005-31, Class 2A1, 2.43%, 1/25/2036(k)		—	(c)	—	(c)
Series 2006-21, Class A14, 6.00%, 2/25/2037		—	(c)	—	(c)
Series 2007-10, Class A4, 5.50%, 7/25/2037		—	(c)	—	(c)
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AF1, Class A4, 0.41%, 4/25/2036(k)		—	(c)	—	(c)
Series 2007-3, Class 2A1, 0.86%, 10/25/2047(k)		—	(c)	—	(c)
HarborView Mortgage Loan Trust
Series 2006-14, Class 1A1A, 0.28%, 1/25/2047(k)		—	(c)	—	(c)
JPMorgan Mortgage Trust
Series 2005-A8, Class 2A3, 2.71%, 11/25/2035(k)		—	(c)	—	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,103)				1,122

LOAN ASSIGNMENTS — 0.0%(a)(l)
United States — 0.0%(a)
FGI Operating Co. LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(g)(m)		17		2
FGI Operating Co. LLC, 1st Lien Term Loan B 12/31/2100(g)		86		—
Moran Foods LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038(m)		80		79
Moran Foods LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 6.00%), 8.00%, 4/1/2024‡(m)		598		592
Moran Foods LLC, Tranche A Second Lien Term Loan
(ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024(m)		402		330
				—

				1,003

TOTAL LOAN ASSIGNMENTS (Cost $839)				1,003

		Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.0%(a)
United States — 0.0%(a)
Claire’s Stores, Inc.*‡ (Cost $72)		—	(c)	569

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
PREFERRED STOCKS — 0.0%(a)
United States — 0.0%(a)
Goodman Networks, Inc.*‡	3	— (c)
MYT Holding LLC, Series A, 10.00%, 6/6/2029‡	40	43

TOTAL PREFERRED STOCKS (Cost $49)		43

	No. of Rights (000)
RIGHTS — 0.0%(a)
United States — 0.0%(a)
Vistra Corp., expiring 12/31/2049*‡ (Cost $—)	17	23

	Shares (000)
SHORT-TERM INVESTMENTS — 8.5%
INVESTMENT COMPANIES — 7.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(n)(o) (Cost $373,696)	373,584	373,734

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(n)(o)	37,256	37,245
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(n)(o)	5,408	5,408

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $42,655)		42,653

TOTAL SHORT-TERM INVESTMENTS (Cost $416,351)		416,387

TOTAL LONG POSITIONS (Cost $4,241,693)		4,901,915

SHORT POSITIONS — (0.3)%(a)
COMMON STOCKS — (0.3)%(a)
Canada — 0.0%(a)
Canadian Pacific Railway Ltd.	(12)	(834)
Restaurant Brands International, Inc.	(16)	(906)

		(1,740)

United States — (0.3)%(a)
3M Co.	(8)	(1,321)
Alteryx, Inc., Class A*	(7)	(412)
AutoNation, Inc.*	— (c)	(46)
Best Buy Co., Inc.	(9)	(862)
Brunswick Corp.	(1)	(103)
Campbell Soup Co.	(20)	(861)
Citigroup, Inc.	(27)	(1,742)
Colgate-Palmolive Co.	(11)	(871)
Conagra Brands, Inc.	(25)	(871)
Harley-Davidson, Inc.	(11)	(363)
Lithia Motors, Inc., Class A	(1)	(219)
Molson Coors Beverage Co., Class B	(26)	(1,241)
Polaris, Inc.	(1)	(98)
Rivian Automotive, Inc., Class A*	(2)	(99)
Sirius XM Holdings, Inc.	(461)	(2,930)
Target Corp.	(8)	(1,797)
Thor Industries, Inc.	(1)	(130)
XPO Logistics, Inc.*	(1)	(56)

		(14,022)

TOTAL COMMON STOCKS (Proceeds $(15,745))		(15,762)

TOTAL SHORT POSITIONS (Proceeds $(15,745))		(15,762)

Total Investments — 99.7% (Cost $4,225,948)		4,886,153
Other Assets Less Liabilities — 0.3%		15,702

Net Assets — 100.0%		4,901,855

Percentages indicated are based on net assets.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	13.8%
Banks	7.1
Oil, Gas & Consumable Fuels	4.3
Semiconductors & Semiconductor Equipment	4.1
Technology Hardware, Storage & Peripherals	2.9
Insurance	2.7
Pharmaceuticals	2.6
Software	2.5
Internet & Direct Marketing Retail	2.3
Interactive Media & Services	2.2
Machinery	2.0
Capital Markets	1.9
Automobiles	1.8
Hotels, Restaurants & Leisure	1.8
U.S. Treasury Notes	1.8
IT Services	1.7
Metals & Mining	1.7
Biotechnology	1.6
Food Products	1.6
Health Care Providers & Services	1.5
Beverages	1.5
Diversified Telecommunication Services	1.5
Media	1.5
Electric Utilities	1.4
Textiles, Apparel & Luxury Goods	1.4
Health Care Equipment & Supplies	1.3
Equity Real Estate Investment Trusts (REITs)	1.3
Chemicals	1.2
Aerospace & Defense	1.2
Household Durables	1.1
Specialty Retail	1.0
Electrical Equipment	1.0
Others (each less than 1.0%)	14.2
Short-Term Investments	8.5

INDUSTRY (SHORT)	PERCENT OF TOTAL INVESTMENTS
Media	18.6%
Multiline Retail	11.4
Banks	11.1
Food Products	11.0
Industrial Conglomerates	8.4
Beverages	7.9
Specialty Retail	7.1
Hotels, Restaurants & Leisure	5.8
Road & Rail	5.6
Household Products	5.5
Automobiles	3.7
Software	2.6
Leisure Products	1.3

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Abbreviations

ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
APAC	Asia Pacific
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
DKK	Danish Krone
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SEK	Swedish Krona
SGPS	Holding company
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $41,678.
(c)	Amount rounds to less than one thousand.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $16,221.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Defaulted security.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2022.
(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2022.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2022.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	87	03/2022	AUD	8,428	(53)
Australia 3 Year Bond	7	03/2022	AUD	562	(2)
Canada 10 Year Bond	54	03/2022	CAD	5,898	4
Canada 5 Year Bond	43	03/2022	CAD	4,078	(23)
EURO STOXX 50 Index	1,698	03/2022	EUR	79,958	1,017
Euro-Bobl	67	03/2022	EUR	9,949	(114)
Euro-Bund	39	03/2022	EUR	7,407	(32)
Euro-Buxl	19	03/2022	EUR	4,339	(12)
Euro-OAT	75	03/2022	EUR	13,561	(192)
Foreign Exchange AUD/USD	834	03/2022	USD	58,968	(524)
Foreign Exchange CAD/USD	1,536	03/2022	USD	120,814	(786)
Foreign Exchange EUR/USD	2,510	03/2022	USD	352,796	(2,293)
Foreign Exchange GBP/USD	1,183	03/2022	USD	99,409	1,586
Foreign Exchange JPY/USD	2,912	03/2022	USD	316,407	(2,561)
FTSE 100 Index	369	03/2022	GBP	37,024	(166)
Japan 10 Year Bond Mini	96	03/2022	JPY	12,571	(123)
Long Gilt	77	03/2022	GBP	12,630	(306)
MSCI EAFE E-Mini Index	15	03/2022	USD	1,677	(32)
S&P 500 E-Mini Index	1,360	03/2022	USD	306,187	(10,221)
S&P/TSX 60 Index	373	03/2022	CAD	74,861	381
Short-Term Euro-BTP	130	03/2022	EUR	16,508	15
TOPIX Index	585	03/2022	JPY	97,169	(5,200)
U.S. Treasury Long Bond	358	03/2022	USD	55,691	66
3 Month Euro Euribor	136	12/2022	EUR	38,264	(70)
3 Month Euro Euribor	133	03/2023	EUR	37,351	(80)
3 Month SONIA Index	225	03/2023	GBP	74,520	(259)

					(19,980)

Short Contracts
Euro-BTP	(9)	03/2022	EUR	(1,475)	2
Euro-Schatz	(23)	03/2022	EUR	(2,891)	— (a)
MSCI EAFE E-Mini Index	(495)	03/2022	USD	(55,319)	(659)
MSCI Emerging Markets E-Mini Index	(4,425)	03/2022	USD	(270,788)	(1,154)
MSCI Europe Equity Index	(8,879)	03/2022	EUR	(286,286)	(2,060)
U.S. Treasury 2 Year Note	(309)	03/2022	USD	(66,932)	198
U.S. Treasury 5 Year Note	(55)	03/2022	USD	(6,558)	(2)
U.S. Treasury 10 Year Note	(119)	03/2022	USD	(15,232)	184
U.S. Treasury 10 Year Ultra Note	(34)	03/2022	USD	(4,856)	(15)
U.S. Treasury Ultra Bond	(11)	03/2022	USD	(2,074)	89
3 Month Eurodollar	(120)	12/2022	USD	(29,556)	93
3 Month SONIA Index	(114)	09/2023	GBP	(37,703)	191
3 Month Euro Euribor	(133)	03/2024	EUR	(37,205)	140

					(2,993)

					(22,973)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SONIA	Sterling Overnight Index Average
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

Forward foreign currency exchange contracts outstanding as of January 31, 2022 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	25,329	USD	17,870	Merrill Lynch International	2/3/2022	39
CAD	18,291	USD	14,341	Merrill Lynch International	2/3/2022	49
DKK	27,356	USD	4,108	State Street Corp.	2/3/2022	23
EUR	286,880	USD	320,511	BNP Paribas	2/3/2022	1,790
GBP	67,748	USD	90,999	Barclays Bank plc	2/3/2022	115
JPY	28,501,832	USD	246,931	Merrill Lynch International	2/3/2022	740
JPY	116,857	USD	1,011	TD Bank Financial Group	2/3/2022	5
SEK	21,927	USD	2,337	Barclays Bank plc	2/3/2022	14
USD	13,323	AUD	18,330	Citibank, NA	2/3/2022	363
USD	5,024	AUD	7,000	State Street Corp.	2/3/2022	75
USD	2,599	CAD	3,280	Merrill Lynch International	2/3/2022	18
USD	1,112	DKK	7,299	BNP Paribas	2/3/2022	10
USD	3,057	DKK	20,057	Citibank, NA	2/3/2022	29
USD	332,153	EUR	292,843	BNP Paribas	2/3/2022	3,153
USD	1,180	EUR	1,030	HSBC Bank, NA	2/3/2022	23
USD	20,174	GBP	14,847	Barclays Bank plc	2/3/2022	206
USD	72,869	GBP	53,951	Merrill Lynch International	2/3/2022	310
USD	1,960	GBP	1,451	State Street Corp.	2/3/2022	9
USD	2,427	SEK	21,927	Merrill Lynch International	2/3/2022	76
EUR	2,331	USD	2,597	Barclays Bank plc	3/3/2022	23
EUR	1,752	USD	1,952	State Street Corp.	3/3/2022	17
GBP	948	USD	1,271	Merrill Lynch International	3/3/2022	3
JPY	151,903	USD	1,316	HSBC Bank, NA	3/3/2022	4
USD	1,187	EUR	1,052	HSBC Bank, NA	3/3/2022	4
GBP	1,122	SEK	13,537	Goldman Sachs International	3/29/2022	56
GBP	48,123	USD	63,797	State Street Corp.	3/29/2022	903
USD	4,920	CHF	4,533	BNP Paribas	3/29/2022	19
USD	3,120	DKK	20,544	BNP Paribas	3/29/2022	14
USD	10,523	EUR	9,306	Barclays Bank plc	3/29/2022	55
USD	282,995	EUR	250,556	Royal Bank of Canada	3/29/2022	1,146
USD	1,940	EUR	1,711	State Street Corp.	3/29/2022	15

Total unrealized appreciation						9,306

EUR	3,840	USD	4,350	Merrill Lynch International	2/3/2022	(36)
EUR	1,486	USD	1,693	Royal Bank of Canada	2/3/2022	(24)
EUR	646	USD	730	Standard Chartered Bank	2/3/2022	(4)
EUR	1,021	USD	1,157	TD Bank Financial Group	2/3/2022	(9)
GBP	949	USD	1,291	Barclays Bank plc	2/3/2022	(16)
GBP	668	USD	904	Merrill Lynch International	2/3/2022	(7)
GBP	885	USD	1,193	TD Bank Financial Group	2/3/2022	(3)
USD	11,795	CAD	15,011	BNP Paribas	2/3/2022	(14)
USD	202,890	JPY	23,357,005	BNP Paribas	2/3/2022	(75)
USD	5,776	JPY	664,785	Merrill Lynch International	2/3/2022	(1)
USD	39,781	JPY	4,596,900	Standard Chartered Bank	2/3/2022	(164)
USD	17,871	AUD	25,329	Merrill Lynch International	3/3/2022	(39)
USD	14,340	CAD	18,291	Merrill Lynch International	3/3/2022	(49)
USD	4,110	DKK	27,356	State Street Corp.	3/3/2022	(22)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	320,691	EUR	286,880	BNP Paribas	3/3/2022	(1,778)
USD	92,442	GBP	68,835	Barclays Bank plc	3/3/2022	(117)
USD	246,984	JPY	28,501,832	Merrill Lynch International	3/3/2022	(737)
USD	2,338	SEK	21,927	Barclays Bank plc	3/3/2022	(14)
DKK	4,043	USD	615	BNP Paribas	3/29/2022	(4)
DKK	10,016	USD	1,526	State Street Corp.	3/29/2022	(12)
EUR	12,287	USD	13,896	Barclays Bank plc	3/29/2022	(74)
EUR	5,143	USD	5,816	BNP Paribas	3/29/2022	(30)
EUR	3,551	USD	4,034	Merrill Lynch International	3/29/2022	(39)
EUR	6,123	USD	6,944	Royal Bank of Canada	3/29/2022	(56)
EUR	5,045	USD	5,746	Standard Chartered Bank	3/29/2022	(71)
GBP	2,258	USD	3,058	Merrill Lynch International	3/29/2022	(23)
SEK	101,547	USD	11,144	BNP Paribas	3/29/2022	(247)
USD	1,885	EUR	1,691	State Street Corp.	3/29/2022	(17)

Total unrealized depreciation						(3,682)

Net unrealized appreciation						5,624

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Republic Won
SEK	Swedish Krona
USD	United States Dollar
**	Non-deliverable forward.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at January 31, 2022 (amounts in thousands):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America, NA	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day SONIA on long positions, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in GBP based on the local currencies of the positions within the swaps.	4/28/2023	$59,004	$(2,319)	$(100)	$(2,419)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
United Kingdom
3i Group plc	136	2,533	(125)	0.00	(a)
Ashtead Group plc	48	3,469	(491)	0.00	(a)
Auto Trader Group plc(b)	256	2,323	(142)	0.00	(a)
Barclays plc	997	2,674	(118)	0.00	(a)
BP plc	1,723	8,929	540	0.00	(a)
Centrica plc*	2,679	2,635	(19)	0.00	(a)
Computacenter plc	38	1,360	(42)	0.00	(a)
Diageo plc*	105	5,279	73	0.00	(a)
Future plc	47	1,995	(197)	0.00	(a)
Intermediate Capital Group plc	91	2,354	(208)	0.00	(a)
JD Sports Fashion plc*	913	2,341	(293)	0.00	(a)
Lloyds Banking Group plc	7,363	5,110	(123)	0.00	(a)
Marks & Spencer Group plc*	887	2,625	(444)	0.00	(a)
Oxford Instruments plc	47	1,395	(185)	0.00	(a)
Pagegroup plc	242	1,913	(110)	0.00	(a)
RELX plc	119	3,654	86	0.00	(a)
Segro plc	167	2,941	(74)	0.00	(a)
Taylor Wimpey plc	1,053	2,160	(294)	0.00	(a)

	16,911	55,690	(2,166)	0.00	(a)

Australia
Glencore plc*	636	3,314	(153)	0.00	(a)

Total of Long Positions of Total Return Basket Swap	17,547	59,004	(2,319)	0.00	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America, NA	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day ESTR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.19%), which is denominated in EUR based on the local currencies of the positions within the swap.	4/28/2023	$32,789	$502	$40	$542

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Ireland
AIB Group plc*	731	$1,931	$33	0.00	(a)
Bank of Ireland Group plc*	393	2,650	221	0.00	(a)

	1,124	4,581	254	0.00	(a)

France
Kering SA	5	3,656	(295)	0.00	(a)
LVMH Moet Hennessy Louis Vuitton SE	10	8,472	166	0.00	(a)
Teleperformance	7	2,457	(328)	0.00	(a)
TotalEnergies SE	176	9,990	822	0.00	(a)
Veolia Environnement SA	101	3,633	(117)	0.00	(a)

	299	28,208	248	0.00	(a)

Total of Long Positions of Total Return Basket Swap	1,423	32,789	502	0.00	(a)

The following reference rates, and their values as of period-end, are used for security descriptions:

Value
ESTR	(0.58)%
SONIA	0.20

Summary of total OTC swap contracts outstanding as of January 31, 2022 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Total return basket swap contracts outstanding	—	542

Liabilities
OTC Total return basket swap contracts outstanding	—	(2,419)

Abbreviations

EUR	Euro
ESTR	Euro Short-Term Rate
GBP	British Pound
SONIA	Sterling Overnight Index Average
(a)	Amount rounds to less than 0.1% of net assets.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(1)	Notional value represents market value as of January 31, 2022 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain (loss) of the positions subsequent to the swap reset.
*	Non-income producing security.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

Global Allocation Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$—		$2,277		$2,277
Collateralized Mortgage Obligations
United States	—	—	(a)	1,122		1,122
Commercial Mortgage-Backed Securities
United States	—	7,761		1,064		8,825
Common Stocks
Argentina	2,030	—		—		2,030
Australia	443	30,527		—		30,970
Austria	—	6,857		—		6,857
Belgium	—	19,666		—		19,666
Brazil	13,559	89		—		13,648
Canada	23,455	—		—		23,455
Chile	2,382	73		—		2,455
China	35,098	242,850		—		277,948
Denmark	—	58,859		—		58,859
Finland	—	15,686		—		15,686
France	130	135,687		—		135,817
Germany	893	127,657		—		128,550
Greece	—	1,912		—		1,912
Hong Kong	93	29,379		—		29,472
India	36,940	—		—		36,940
Indonesia	—	18,218		—		18,218
Ireland	7,065	1,132		—		8,197
Israel	358	727		—		1,085
Italy	2,860	11,824		—		14,684
Japan	—	67,134		—		67,134
Jordan	—	50		—		50
Luxembourg	—	3,108		—		3,108
Macau	—	1,347		—		1,347
Mexico	21,523	—		—		21,523
Netherlands	312	53,376		—		53,688
New Zealand	—	426		—		426
Norway	26	3,902		—		3,928
Peru	5,741	—		—		5,741
Poland	1,556	—		—		1,556
Portugal	70	202		—		272
Russia	17,978	15,914		—		33,892
Singapore	—	27,562		—		27,562
South Africa	5,219	16,014		—		21,233
South Korea	2,249	74,480		—		76,729
Spain	1,787	16,850		—		18,637
Sweden	1,444	27,069		—		28,513
Switzerland	243	95,444		—		95,687
Taiwan	40,013	38,058		—		78,071
Tanzania, United Republic Of	—	859		—		859
Thailand	10,129	—		—		10,129
United Arab Emirates	—	—		—	(b)	—	(b)
United Kingdom	1,633	72,281		—		73,914
United States	1,510,829	34,044		224		1,545,097

Total Common Stocks	1,746,058	1,249,263		224		2,995,545

Convertible Preferred Stocks	—	—		569		569
Corporate Bonds	—	673,009		—		673,009
Exchange-Traded Funds	22,092	—		—		22,092
Foreign Government Securities	—	675,911		—		675,911

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
United States	$—	$409	$594	$1,003
Preferred Stocks	—	—	43	43
Rights	—	—	23	23
Supranational	—	7,138	—	7,138
U.S. Treasury Obligations	—	86,213	—	86,213
Warrants
France	—	1,265	—	1,265
Switzerland	—	9,810	659	10,469
United Kingdom	—	—	17	17
United States	—	—	7	7

Total Warrants	—	11,075	683	11,758

Short-Term Investments
Investment Companies	373,734	—	—	373,734
Investment of Cash Collateral from Securities Loaned	42,653	—	—	42,653

Total Short-Term Investments	416,387	—	—	416,387

Total Investments in Securities	$2,184,537	$2,710,779	$6,599	$4,901,915

Liabilities
Common Stocks	$(15,762)	$—	$—	$(15,762)

Total Liabilities in Securities Sold Short	$(15,762)	$—	$—	$(15,762)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$9,306	$—	$9,306
Futures Contracts	3,966	—	—	3,966
Swaps	—	502	—	502
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(3,682)	—	(3,682)
Futures Contracts	(26,939)	—	—	(26,939)
Swaps	—	(2,319)	—	(2,319)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(22,973)	$3,807	$—	$(19,166)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$207,109	$989,102	$822,457	$(11)	$(9)	$373,734	373,584	$27	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	68,262	73,001	104,000	(14)	(4)	37,245	37,256	13	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	9,037	37,548	41,177	—	—	5,408	5,408	1	—

Total	$284,408	$1,099,651	$967,634	$(25)	$(13)	$416,387		$41	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of January 31, 2022.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

C. Derivatives — The Fund used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions to manage total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and/or short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

The total return basket swap contract is subject to a master netting arrangement. The Fund may be required to post or receive collateral for the total return basket swap.